Registration No. 33-3076

File No. 811-4576

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         ☒

Pre-Effective Amendment No.                                                                                         ☐
Post-Effective Amendment No. 32                                                                                  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940                                                                                                               ☒

Amendment No. 34                                                                                                        ☒

BOND FUND SERIES - OPPENHEIMER CONVERTIBLE SECURITIES FUND

(Exact Name of Registrant as Specified in Charter)

6803 S. Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

800-552-1149

(Registrant’s Telephone Number, including Area Code)

Robert G. Zack, Esq.
OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street
New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒     Immediately upon filing pursuant to paragraph (b)
☐     On April 29, 2008 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     On _______________ pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer Convertible Securities Fund

Prospectus dated April 29, 2008
Oppenheimer Convertible Securities Fund is a mutual fund that seeks a high level of total return through a combination of current income and capital appreciation. It invests primarily in securities that are convertible into common stock and the economic equivalent of those securities.
This prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

ABOUT THE FUND
3	The Fund's Investment Objective and Principal Investment Strategies
4	Main Risks of Investing in the Fund
5	The Fund's Past Performance
8	Fees and Expenses of the Fund
10	About the Fund's Investments
16	How the Fund is Managed

ABOUT YOUR ACCOUNT
18	About Your Account
19	Choosing a Share Class
26	The Price of Fund Shares
28	How to Buy, Sell and Exchange Shares
41	Dividends, Capital Gains and Taxes
44	Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of total return through a combination of current income and capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests at least 80% of its net assets in convertible securities (including borrowings for investment purposes). This non-fundamental investment policy will not be changed without 60 days advance notice to shareholders. The convertible securities that the Fund invests in include preferred stocks, corporate bonds, notes and other securities that can be converted into (exchanged for) common stock of the issuer or its equivalent value. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed.

What are "Convertible Securities"? Convertible securities are securities that can be converted into common stock of an issuer within a particular period of time at a specified price or according to a price formula, or the economic equivalent of those securities.

Convertible securities offer the Fund the ability to participate in stock market movements while also seeking current income. Because of the conversion feature, the price of a convertible security will normally vary, to some extent, with changes in the price of the underlying common stock. Because convertible securities pay dividends or interest at a fixed or floating rate, the price of a convertible security will also vary based on interest rates and the issuer's credit rating.

The Fund invests primarily in U.S. securities, but may invest in foreign securities to a limited extent. It may invest without limit in lower-grade, high-yield securities, sometimes referred to as "junk bonds." At times, a large part of the Fund's assets may be invested in securities that are rated below investment grade. The Fund may buy securities of any maturity, issued by companies of any size or market capitalization range. The Fund may invest up to 20% of its net assets in common stocks and other non-convertible equity or debt securities. Not more than 15% of its net assets may be invested in common stocks that do not pay dividends. While the Fund is not required to sell securities to maintain 80% of its net assets in convertible securities, if its investments in non-convertible securities, cash and common stock exceed 20% of net assets it will make new investments only in convertible securities until the 80% standard is met.

The Fund may also use hedging and certain derivative instruments to seek income or to try to manage investment risks, including options, structured notes, and equity-linked debt securities.

HOW THE PORTFOLIO MANAGER DECIDES WHICH SECURITIES TO BUY OR SELL. In selecting securities, the Fund's portfolio manager uses a value-oriented investment approach based on a "bottom-up" analysis of individual issuers rather than overall market or industry conditions or trends. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry.

The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  The portfolio manager analyzes the balance sheet strength of individual issuers, including current and historical financial condition, trading activity in their securities, present and anticipated cash flows, estimated values in relation to historic cost, the issuer's managerial expertise, debt maturity schedules, current and future borrowing requirements and any change in its condition that might affect its ability to meet future obligations.
  The portfolio manager searches for convertible debt securities that might offer participation in equity-like returns without excessive price volatility. The portfolio manager seeks to identify convertible securities whose underlying stock prices are likely to outperform the equity market because of the potential for superior earnings growth.
  To avoid the volatility of owning stocks directly, the portfolio manager generally sells stocks after the Fund acquires them by converting securities it owns.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking high total return over the long term from investments in convertible securities. Those investors should be willing to assume the risks of a fund that typically invests a significant amount of its assets in lower-grade securities and the changes in fund share prices that can occur when interest rates change. The Fund may be appropriate as part of a long-term investment plan for investors with a higher risk tolerance. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

Main Risks of Investing in the Fund

All investments have some degree of risk. The value of the Fund's shares fluctuates as the value of the Fund's investments changes, and may decline. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from more specific factors like those described below. There is also the risk that poor security selection could cause the Fund to underperform other funds with similar objectives. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Convertible securities are subject to market risk, interest rate risk and credit risk.

Market Risk. Because most of the Fund's investments are convertible into common stock, the prices of the Fund's investments in convertible securities are sensitive to events that affect the value of the issuer's common stock. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. A variety of factors can affect the price of a particular company's stock and the prices of individual stocks generally do not all move in the same direction at the same time. These factors may include poor earnings reports, a loss of customers, litigation against the company, or changes in government regulations affecting the company or its industry. The income offered by convertible securities can help reduce the effect of market volatility but the prices of the Fund's convertible securities will frequently be affected by stock market events.

Interest Rate Risk. The values of debt securities, including convertible debt securities, usually change when prevailing interest rates change. When interest rates rise, the values of already-issued debt securities generally fall. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change.

Credit Risk. Convertible securities and other debt securities are subject to credit risk, which is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating, for any reason, can reduce the market value of the issuer's securities.

Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities rated below investment grade, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater price fluctuations than investment-grade securities and may have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

There is no assurance that the Fund will achieve its investment objective. In the OppenheimerFunds spectrum, the Fund has more risks than bond funds that focus primarily on U. S. Government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in stocks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund by showing changes in the Fund's performance. The bar chart shows the yearly performance of the Fund's Class M shares for the last 10 calendar years.

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 16.47% (4th quarter 1999) and the lowest return before taxes for a calendar quarter was -10.70% (3rd quarter 1998).

The table shows the average annual total returns of each class of the Fund's shares before taxes compared to a broad-based market index. After-tax returns are also shown for Class M shares. They are calculated using the highest individual federal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. The after-tax returns are based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. After-tax returns will vary for the other share classes and are not relevant to investors who hold their shares through tax-deferred or tax-exempt arrangements (for example individual retirement accounts, 401(k) plans, 529 plans or tax-exempt institutional investors). The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the periods ended December 31, 2007	1 Year	5 Years	10 Years (or life of class, if less)
Class M Shares (inception 6/3/86)[1]
Return Before Taxes	3.38%	8.93%	5.14%
Return After Taxes on Distributions	2.15%	7.47%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	6.87%	3.16%
Class A Shares (inception 05/01/95)[2]	0.68%	8.41%	5.16%
Class B Shares (inception 05/01/95)	1.04%	8.58%	5.29%
Class C Shares (inception 03/11/96)	5.06%	8.89%	4.98%
Class N Shares (inception 02/28/01)	5.41%	9.25%	5.10%
Lehman Bros. Aggregate Bond Index			5.97%[3]
(reflects no deduction for fees, expenses or taxes)	6.97%	4.42%	5.57%[4]
S&P 500 ® Index			5.91%[3]
(reflects no deduction for fees, expenses or taxes)	5.49%	12.82%	4.30%[4]
Merrill Lynch All Convertibles Index			7.09%[3]
(reflects no deduction for fees, expenses or taxes)	4.53%	10.67%	5.86%[4]

1. Class M shares were first publicly offered on 6/3/86 as Class A shares and were re-designated as Class M shares on 3/11/96.
2. Class A shares were first publicly offered on 5/1/95 as Class Y shares and were re-designated as Class A shares on 3/11/96.
3. Ten years.
4. From 2/28/01.

The average annual total returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, the SP 500 Index, an unmanaged index of common stocks, and the Merrill Lynch All Convertibles Index, an unmanaged index of U.S. convertible securities. The indices performance includes income reinvestment but does not reflect any transaction costs, fees, expenses or taxes. The calculation of the Fund's performance reflects the following sales charges: for Class M, the current maximum initial sales charge of 3.25%; for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% for the "1 Year" period and 2% for the "5 Years" period; and for Class C and Class N, the 1% contingent deferred sales charge for the "1 Year" period. Because Class B shares convert to Class A shares 72 months after purchase, the Class B "10 Year" performance does not include any contingent deferred sales charge and is based on the Class A performance for the period after 72 months.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholders pay certain expenses directly, such as sales charges. The Fund pays other expenses for management of its assets, administration, distribution of its shares and other services. Since those expenses are paid from the Fund's assets, all shareholders pay those expenses indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2007. Expenses may vary in future years.

Shareholder Fees (charges paid directly from your investment):
	Class A Shares	Class B Shares	Class C Shares	Class M Shares	Class N Shares
Maximum Sales Charge (Load) on purchases (as % of offering price)	5.75%	None	None	3.25%	None
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	None[1]	5%[2]	1%[3]	None	1%[4]

Annual Fund Operating Expenses (deducted from Fund assets): (% of average daily net assets)
	Class A Shares	Class B Shares	Class C Shares	Class M Shares[5]	Class N Shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Disribution and/or Service (12b-1) Fees	0.23%	1.00%	1.00%	0.24%	0.50%
Other Expenses[6]	0.22%	0.26%	0.25%	0.17%	0.30%
Total Annual Operating Expenses	0.95%	1.76%	1.75%	0.91%	1.30%

1. A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. While the Class M plan permits an annual asset-based sales charge payment of 0.50% per year, the Board has voluntarily set that payment at zero effective February 11, 2004.
6. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2007, the transfer agent fees did not exceed that expense limitation. The Fund also received certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Fund's expenses will vary over time, however, and your actual costs may be higher or lower.

The first example assumes that you redeem all of your shares at the end of the periods. The second example assumes that you keep your shares. Based on these assumptions your expenses would be as follows:

If shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$667	$862	$1,073	$1,679
Class B Shares	$680	$859	$1,162	$1,675*
Class C Shares	$279	$556	$957	$2,080
Class M Shares	$415	$607	$815	$1,413
Class N Shares	$233	$415	$717	$1,578

If shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$667	$862	$1,073	$1,679
Class B Shares	$180	$559	$962	$1,675*
Class C Shares	$179	$556	$957	$2,080
Class M Shares	$415	$607	$815	$1,413
Class N Shares	$133	$415	$717	$1,578

In the first example, expenses include the initial sales charge for Class A and Class M and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A and Class M expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

* Since Class B shares automatically convert to Class A shares 72 months after purchase, the Class B expenses for years 7 through 10 are based on Class A expenses.

In evaluating the Fund's expenses, it is important to remember that mutual funds offer you the opportunity to combine your resources with those of many other investors to obtain professional portfolio management, exposure to a larger number of markets and issuers, reliable custody for investment assets, liquidity, and convenient recordkeeping and reporting services. Funds also offer investment benefits to individuals without the expense and inconvenience of buying and selling individual securities. Because a fund is a pooled investment, however, shareholders may bear certain fund operating costs as a result of the activities of other fund investors. Because some investors may use fund services more than others, or may have smaller accounts or more frequent account activity, those activities may increase the Fund's overall expenses, which are indirectly borne by all of the Fund's shareholders.

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The following strategies and types of investments are the ones that the Manager considers to be the most important in seeking to achieve the Fund's investment objective and the following risks are those the Manager expects the Fund's portfolio to be subject to as a whole.

Convertible Securities. Convertible securities usually:

  provide the potential for capital appreciation if the market price of the underlying common stock increases;
  are subject to stock market risk, interest rate risk and credit risk; and
  are less subject to price fluctuation than the underlying common stock.

Convertible securities may often provide more income than common stock but they generally provide less income than comparable non-convertible debt securities.

Convertible Preferred Stock. The right to dividends payments on a company's preferred stock is usually subordinate to the rights of its debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative. The price of preferred stock may behave more like the prices of debt securities because of the fixed dividend rate. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.

"Mandatory-Conversion" Securities. These securities have a feature that requires conversion into the underlying common stock on a particular date at a set price or an adjustable conversion ratio. They may be structured in a way that limits their potential for capital appreciation and the entire value of the convertible security may be at risk of loss depending on the performance of the underlying security. If the underlying stock price is less than the call price, the holder will pay more for the stock than its market price.

Convertible preferred stock, discussed above, and "equity-linked" debt securities are two types of mandatory conversion securities. The value of mandatory conversion securities can be affected by the price of the underlying common stock, interest rate changes and the credit quality of the issuer.

Equity-Linked Debt Securities. Equity-linked debt securities combine separate securities, that have fixed-income characteristics (such as a bond or note) and equity conversion characteristics (such as common stock). They pay interest at a fixed or floating rate until they mature, which is usually in one to four years, and are "cash settled," meaning that they pay a cash amount at maturity rather than converting into the underlying equity securities. The amount paid is calculated based on the performance of the specified equity security.

Equity-linked debt securities might combine a fixed-income component of one issuer with an equity component of another issuer. The Fund may also invest in equity-linked securities that combine the debt securities and common stock of companies that have not issued convertible securities. The equity-linked securities in which the Fund invests are usually publicly traded securities created by third parties, including business corporations and financial firms.

Equity-linked debt securities are subject to market risks and their value generally fluctuates with the price of the linked security, although they are generally less volatile than the equity securities to which they are linked. The principal amount is typically adjusted for events such as stock splits, stock dividends and certain other events that affect the linked equity security but is not adjusted for any additional issuance of equity securities of the type to which it is linked. They are also subject to credit risk and counter-party risk, which is the risk that the issuer may not pay principal or interest when due. Because the amount of the payment at maturity is based on the value of a different security, equity-linked debt securities are considered to be a type of derivative.

"Structured" Notes. The Fund may buy "structured" notes, which are specially-designed derivative debt investments. The terms of the instrument may be "structured" by the purchaser (the Fund) and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual stock, or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Structured notes are subject to interest rate risk. Structured notes are also subject to credit risk both with respect to the borrower (referred to as "counter-party" risk) and with respect to the issuer of the underlying investment. If the underlying investment or index does not perform as anticipated, the Fund might receive less interest than the stated coupon payment or less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.

Zero-Coupon Securities. The Fund may invest in convertible "zero-coupon" securities, which pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Interest rate changes generally cause greater fluctuations in the prices of zero-coupon securities than in interest-paying securities of the same or similar maturities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon security at a time when it has not actually received the income.

Credit Quality. The Fund may invest in securities that are rated or unrated. The Fund may invest without limit in securities that are rated below investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. The Fund may also invest in investment-grade securities.

"Investment grade" refers to securities that are rated in one of the top four rating categories by nationally-recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's Ratings Services. Lower-grade securities are those rated below "Baa" by Moody's or lower than "BBB" by Standard & Poor's or similar ratings by other nationally-recognized rating organizations and may be considered speculative. The Fund does not invest in securities that are in default. It is not required to dispose of debt securities which default after the Fund buys them. However, the portfolio manager will monitor those holdings to determine whether the Fund should sell them.

Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for the Fund's portfolio and evaluating their income potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting issuers as well. The ratings definitions of the principal ratings organizations are included in Appendix B to the Statement of Additional Information.

The credit ratings of convertible securities may have less impact on their price than the credit ratings of other debt securities.

Special Risks of Lower-Grade Securities. Lower-grade securities may offer opportunities for larger returns than higher-grade securities but may be subject to wider market fluctuations and greater risk of loss of income and principal than investment-grade securities. While investment-grade securities are subject to risks of non-payment of interest and principal, in general those risks are greater for higher-yielding lower-grade bonds, whether rated or unrated. There also may be less of a market for lower-grade securities and therefore they may be harder to sell at an acceptable price.

Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual stocks by diversifying its investments across a broad number of different companies. The Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries more than others.

OTHER INVESTMENT STRATEGIES AND RISKS. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

Common Stock and Other Equity Securities. The Fund can invest up to 20% of its net assets (including borrowings for investment purposes) in common stock and other equity securities, including non-convertible preferred stock, rights and warrants. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Rights and warrants provide the option to purchase equity securities at a specific price during a specific period of time. Equity investments are subject to the stock market risks described above. Because the Fund can buy both U.S. and foreign equity securities it could be affected by changes in domestic and foreign stock markets.

Foreign Investing. The Fund may buy securities issued by companies in any country, including in developing or emerging market countries. The Fund's foreign debt investments may be denominated in U.S. dollars or in foreign currencies, although the Fund currently anticipates that they will be mainly dollar-denominated. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation. The Fund can invest up to 15% of its net assets in foreign securities.

While foreign securities may offer special investment opportunities, there are also special risks. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's securities that are denominated in that foreign currency. Additionally, foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in economic or monetary policy in the United States or abroad, or other political and economic factors.

The Fund may invest in securities of foreign issuers that are traded on U.S. or foreign exchanges. If the Fund invests a significant amount of its assets in securities that trade on foreign exchanges, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

These risks are generally greater for investments in developing or emerging market countries.

Special Risks of Small- and Mid-Sized Companies. Small- and mid-sized companies may be either established or newer companies, including "unseasoned" companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-sized companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-sized companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-sized company, if it realizes any gain at all.

Derivative Investments. The Fund can invest in a number of different types of "derivative" investments. A derivative is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks very quickly.

The Fund may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, structured notes and "equity-linked" debt securities are some of the types of derivatives the Fund can use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.  The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.

Hedging. The Fund may use derivatives for hedging purposes. Hedging transactions are intended to reduce the risk of security price declines, interest rate changes, currency rate changes or other risks in the Fund's portfolio. At times, however, a hedging instrument's value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.

Special Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. For example, if a call option sold by the Fund were exercised on an investment that had increased in value above the call price, the Fund would be required to sell the investment at the call price and would not be able to realize any additional profit.

Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Manager expects it to. As a result, the Fund could realize little or no income or lose principal from the investment, or a hedge might be unsuccessful. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due.

Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

The Fund cannot invest more than 10% of its net assets in illiquid or restricted securities, however, the Fund's Board can increase that limit to 15%. The Manager monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager, however such policies and procedures may also limit the Fund's investment activities and affect its performance.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended, and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally the Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

CHANGES TO THE FUND'S INVESTMENT POLICIES. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is not a fundamental policy but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

PORTFOLIO HOLDINGS

The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business subject to the policies established by the Fund's Board of Directors. The Manager carries out its duties under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

Advisory Fee. Under the investment advisory agreement, prior to September 1, 2007, the Fund paid the Manager an advisory fee, calculated on the daily net assets of the Fund, at the following annual rates that declined for additional assets: 0.625% of the first $50 million of the Fund's net assets, 0.500% of the next $250 million, and 0.4375% of net assets over $300 million.

Since September 1, 2007, the Fund pays the Manager an advisory fee, calculated on the daily net assets of the Fund, at the following annual rates that decline for additional assets as the Fund grows: 0.625% of the first $50 million of the Fund's net assets, 0.500% of the next $250 million, 0.4375% of the next $700 million and 0.420% of net assets over $1 billion. The Fund's advisory fee for its fiscal year ended December 31, 2007 was 0.50% of the average daily net assets for each class of shares.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report to shareholders for the year ended December 31, 2007.

Portfolio Manager. The Fund's portfolio is managed by Edward Everett, who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Everett has been a Vice President and portfolio manager of the Fund since January 2000.

Mr. Everett has been Vice President of the Manager since January 2000, and was an investment analyst with responsibilities for the Fund's portfolio from 1993 to January 2000. He is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs or college and retirement savings programs.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans or if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.

Class B Shares. If you buy Class B shares, you will pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within 6 years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares, as described in "About Class B Shares" below.

Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "About Class C Shares" below.

Class M Shares. Class M Shares are available only to shareholders who currently have a Class M account in the Fund. If you buy Class M shares, you will pay an initial sales charge. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class M Shares" below.

Class N Shares. Class N shares are available only through certain retirement plans. If you buy Class N shares, you pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 18 months after the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "About Class N Shares" below.

Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, Class C, Class M or Class N shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charge Waivers" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

WHAT IS THE MINIMUM INVESTMENT? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For most types of retirement accounts that OppenheimerFunds offers, the minimum initial investment is $500.
  For certain retirement accounts that have automatic investments through salary deduction plans, there is no minimum initial investment.
  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class

CHOOSING A SHARE CLASS. Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, the net asset value and the dividends of Class B, Class C, and Class N shares will be reduced by additional expenses borne by those classes such as the asset-based sales charge.

Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A or Class M shares, the effect of paying an initial sales charge on Class A or Class M shares may be less over time than the effect of the asset based sales charges on Class B, Class C, or Class N shares. For retirement plans that qualify to purchase Class N shares, Class N will generally be the most advantageous share class. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. This discussion assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, if you do not plan to hold your shares for six years or more), you should consider investing in Class C shares. That is because of the effect of the initial sales charge on Class A or Class M shares or the Class B contingent deferred sales charge if you redeem within six years.
  Investing for the Longer Term. If you are investing less than $100,000 for the longer-term and do not expect to need access to your money for six years or more, Class B shares may be appropriate.
  Amount of Your Investment. Your choice will also depend on how much you plan to invest. For shorter-term investments of less than $100,000, Class C shares might be the appropriate choice because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares you redeem after holding them for one year or more. However, if you plan to invest more than $100,000 and as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A or, for current Class M shareholders, as Class M shares. That is because over time the ongoing asset-based sales charge on Class C shares will have a greater impact on your account than the Class M sales charge or the reduced front-end sales charge available for Class A share purchases of $100,000 or more. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

The Distributor normally will not accept purchase orders from a single investor for more than $100,000 of Class B shares or for $1 million or more of Class C or Class M shares. Brokers, dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for determining the suitability for an investor of a particular share class.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B, Class C, and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A and Class M shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Manager or Distributor may also pay financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

ABOUT CLASS A SHARES. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below or in the Statement of Additional Information.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or allocated to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. You may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation. The Fund reserves the right to modify or to cease offering these programs at any time.

  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of shares you or your spouse currently own or other purchases you are currently making to the value of your Class A share purchase of the Fund. You may count Class A, Class B, Class C and Class M shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units, purchased after January 1, 2008, in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor. In totaling your holdings, you may count shares held in:

° your individual accounts (including IRAs, 403(b) plans and eligible 529 plans),
° your joint accounts with your spouse,
° accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

A fiduciary can apply rights of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.

If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase. To count eligible Oppenheimer funds shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current holdings of the Fund, other eligible Oppenheimer funds or qualifying 529 plans. To determine which Class A sales charge rate you qualify for on your current purchase the Distributor or other intermediary through which you are buying shares will calculate the value of your eligible shares based on their current offering price.

  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B, Class C and Class M shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H unit purchases in advisor sold Section 529 plans, for which the Manager or Distributor serves as the Program Manager or Program Distributor over a 13 month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an 18 month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets or by certain retirement plans or platforms offered through financial intermediaries or other service providers.

In addition, there is no contingent deferred sales charge on redemptions of certain Class A retirement plan shares offered through financial intermediaries or other service providers. There is no contingent deferred sales charge on redemptions of Class A group retirement plan shares purchased after March 1, 2007 except for shares of certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans are subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase.

The distributor does not pay a concession on Class A retirement plan purchases after March 1, 2007 except on purchases by grandfathered retirement plans and plans that have $5 million or more in plan assets. The concession for grandfathered retirement plan purchases after March 1, 2007 is 0.25%. For purchases of Class A shares by retirement plans that have $5 million or more in plan assets (within the first six months from the time the account was established), the Distributor may pay financial intermediaries concessions equal to 0.25% of the purchase price from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the Statement of Additional Information.

ABOUT CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. Class B shares are also subject to an asset based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

Years since Beginning of Month in Which Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

ABOUT CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

ABOUT CLASS M SHARES. Class M shares are available only to Fund shareholders who have a current Class M account. Class M shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. Class M share accounts established before March 11, 1996, can purchase additional Class M shares at net asset value without an initial sales charge. In some cases, Class M purchases may qualify for a reduced sales charge or a sales charge waiver, as described below or in the Statement of Additional Information.

The Class M sales charge rate varies depending on the amount of your purchase. All or a portion of the sales charge may be retained by the Distributor or allocated to your broker, dealer or other financial intermediary as a concession. The Distributor does not accept Class M purchases of $1 million or more. The current sales charge rates and concessions paid are shown in the table below.

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $250,000	3.25%	3.36%	3.00%
$250,000 or more but less than $500,000	2.25%	2.30%	2.00%
$500,000 or more but less than $1,000,000	1.25%	1.27%	1.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

ABOUT CLASS N SHARES. Class N shares are offered to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Oppenheimer funds Class N shares or to group retirement plans (which do not include IRAs and 403(b) plans) held in omnibus accounts that have assets of $500,000 or more or have 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances in which Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. Class N shares are subject to an asset based sales charge that is calculated daily based on an annual rate of 0.25%. A contingent deferred sales charge of 1.00% will be imposed on the redemption of Class N shares, if:

  The group retirement plan is terminated, or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, and the Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund; or
  Class N shares are redeemed within 18 months after an IRA or 403(b) plan's first purchase of Class N shares of any Oppenheimer fund.

Retirement plans that offer Class N shares may impose charges on plan participant accounts. For more information about buying and selling shares through a retirement plan, see the section "Investment Plans and Services - Retirement Plans" below.

The Price of Fund Shares

THE PRICE OF FUND SHARES. Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor, receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00p.m., Eastern time, but may close earlier on some days.

The Fund determines the net assets of each class of shares by subtracting the class-specific expenses and the amount of the Fund's liabilities attributable to the share class from the market value of the Fund's securities and other assets attributable to the share class. The Fund's "other assets" might include, for example, cash and interest or dividends from its portfolio securities that have been accrued but not yet collected. The Fund's securities are valued primarily on the basis of current market quotations.

The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.

Fair Value Pricing. If market quotations are not readily available or (in the Manager's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value.

In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities. It seeks to identify significant events that it believes, in good faith, will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's "Valuation Committee." Those determinations may include consideration of recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

Pricing Foreign Securities. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market movements, may occur during that time that could potentially affect the values of foreign securities held by the Fund.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Sales Charge Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.

You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period.

SALES CHARGE WAIVERS. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

In addition, the "Sales Charge Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website www.oppenheimerfunds.com (follow the hyperlink "Sales Charge Waivers," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

How to Buy, Sell and Exchange Shares

How to Buy Shares. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer, or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." to the address on the back cover. If you do not list a broker-dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares and Class A shares are your only purchase option. Class M shares may not be purchased by a new investor. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. However, if a current investor no longer has a broker-dealer of record for an existing Class B, Class C, Class M or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares.

Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

HOW TO SELL SHARES. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day to day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

Options for Receiving Redemption Proceeds

  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

THE OPPENHEIMERFUNDS EXCHANGE PRIVILEGE. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. Additionally, you can exchange Class M shares of the Fund for Class A shares of another fund. You normally cannot exchange shares of any other Oppenheimer funds for Class M shares of this Fund. You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect the its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Manager and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

Limitations on Frequent Exchanges

30-Day Hold. If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

Exceptions to 30-Day Hold

  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.
  Dividend Reinvestments and Class B Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.
  Asset Allocation Programs. Investment programs by Oppenheimer "funds-of-funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.
  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charges" and "Sales Charge Arrangements and Waivers" above.

Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

OTHER LIMITS ON SHARE TRANSACTIONS. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity, however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.

HOW TO SUBMIT SHARE TRANSACTION REQUESTS. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.

Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds internet website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 30 days of changing the address on an account.
  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.
  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates)
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of the any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests. The following are some of the situations that require a signature guarantee:

  You wish to redeem more than $100,000 and receive a check;
  You are requesting a redemption check that is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement.
  You are requesting a redemption check to be sent to an address that is not the address of record on your account statement;
  You wish to transfer shares to a Fund account with a different name or owner; or
  Shares are being redeemed by someone other than the account owner (such as an Executor).

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary. Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

INVESTMENT PLANS AND SERVICES

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

Asset Builder Plan. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement the requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to other share classes, generally do not apply to Class N shares offered through a group retirement plan. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes. Purchase, redemption, exchange and transfer requests for a group retirement plan must be submitted by the plan administrator, not by plan participants. Retirement plans that hold shares of Oppenheimer funds in an omnibus account for the benefit of plan participants (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares that would be subject to a contingent deferred sales charge. Class B shares are not offered to new omnibus group retirement plans. The types of retirement plans that the Distributor offers include:

  Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
  SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
  403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
  401(k) Plans. These are special retirement plans for employees of businesses.
  Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Retirement Plan Accounts. To open an OppenheimerFunds retirement plan account, please call the Distributor for retirement plan documents, which include applications and important plan information.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. The Fund makes these payments quarterly, calculated at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C, Class M and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those calsses and for Class N shares calculated at 0.25% of the daily net assets of Class N. The Class M plan permits the Fund to pay an annual asset-based sales charge payment of 0.50%, however, effective February 11, 2004 the Fund's Board of Trustees has voluntarily set that payment at zero. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B, Class C, Class M and Class N. Altogether,these fees increase the Class B and Class C annual expenses by 1.00%, increase the Class M annual expenses by 0.25% and increase the Class N annual expenses by 0.50%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund's assets on an on going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

Use of Plan Fees. The Distributor uses the Class B, Class C, Class M and Class N service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

Class B Shares: At the time of a Class B share purchase, the Distributor generally pays financial intermediaries a sales concession of 3.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class B share purchase is 4.00% of the purchase price. The Distributor normally retains the Class B asset based sales charge. See the Statement of Additional Information for exceptions.

Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans or through the OppenheimerFunds Record(k)eeper Pro program, the Distributor pays the intermediary the asset based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those shares to the intermediary or to FASCore, LLC for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

Class N Shares: At the time of a Class N share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class N purchase is 1.00% of the purchase price. The Distributor normally retains the asset based sales charge on Class N shares. For Class N shares purchased in certain omnibus group retirement plans the Distributor may pay the intermediary the asset based sales charge and service fee during the first year instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions to these arrangements.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Manager or Distributor from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund intends to declare dividends from its net investment income on each regular business day and pay them quarterly. Dividends will not be declared or paid on newly-purchased shares until Federal Funds from the purchase payment are available to the Fund. The Fund may also realize capital gains on the sale of portfolio securities, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions paid separately for each share class. The dividends and capital gains distributions paid on Class A and Class M shares will generally be higher than those on Class B, Class C and Class N shares, since those share classes normally have higher expenses than Class A and Class M.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or in additional shares, are subject to federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income and distributions from net long-term capital gain are taxable as long-term capital gains no matter how long you have held your shares. In taxable years beginning before 2011, long-term capital gains of individuals and other non-corporate taxpayers are taxed at a special reduced rate.

In the case of individuals and other non-corporate taxpayers, for taxable years beginning before 2011, certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders will be eligible to claim the dividends-received deduction.

Foreign countries may impose withholding and other taxes on the Fund's dividend and interest income. Provided that at the end of the fiscal year more than 50% of the Fund's assets are invested in stocks and securities of foreign corporations or governments, the Fund may make an election under the Internal Revenue Code allowing shareholders to take a credit or deduction on their federal income tax returns for the foreign taxes paid by the Fund.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund has qualified and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For the Fund's taxable year beginning December 1, 2007, certain distributions that are designated by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder will be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

This information is only a summary of certain federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

Class A Year Ended December 31,	2007	2006	2005	2004	2003
Per Share Operating Data
Net asset value, beginning of period	$14.16	$13.22	$13.63	$13.27	$11.29
Income (loss) from investment operations:
Net investment income	.29 [1]	.35 [1]	.35 [1]	.43 [1]	.56
Net realized and unrealized gain (loss)	.68	1.04	(.16)	.58	1.98
Total from investment operations	.97	1.39	.19	1.01	2.54
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(.45)	(.60)	(.65)	(.56)
Net asset value, end of period	$14.56	$14.16	$13.22	$13.63	$13.27

Total Return, at Net Asset Value[2]	6.81%	10.63%	1.50%	7.74%	22.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$246,064	$240,088	$251,033	$319,478	$310,641
Average net assets (in thousands)	$251,877	$239,978	$277,049	$321,729	$252,347
Ratios to average net assets:[3]
Net investment income	1.93%	2.57%	2.66%	3.24%	4.48%
Total expenses	0.95%[4]	0.95%[4]	0.97%	0.94%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.95%	0.96%	0.94%	0.94%
Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended December 31, 20070.95%
Year Ended December 31, 20060.95%

Class B Year Ended December 31,	2007	2006	2005	2004	2003
Per Share Operating Data
Net asset value, beginning of period	$14.18	$13.24	$13.65	$13.29	$11.30
Income (loss) from investment operations:
Net investment income	.17 [1]	.24 [1]	.24 [1]	.33 [1]	.43
Net realized and unrealized gain (loss)	.69	1.04	(.15)	.58	2.02
Total from investment operations	.86	1.28	.09	.91	2.45
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.34)	(.50)	(.55)	(.46)
Net asset value, end of period	$14.59	$14.18	$13.24	$13.65	$13.29

Total Return, at Net Asset Value[2]	6.04%	9.75%	0.68%	6.92%	22.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,277	$40,597	$58,483	$ 84,816	$133,058
Average net assets (in thousands)	$35,744	$47,985	$68,098	$102,670	$139,757
Ratios to average net assets:[3]
Net investment income	1.12%	1.74%	1.84%	2.47%	3.79%
Total expenses	1.76%[4,5,6]	1.75%[4,5]	1.79%[6]	1.75%[6]	1.74%[6,7]
Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended December 31, 20071.76%
Year Ended December 31, 20061.75%
5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.
6. Reduction to custodian expenses less than 0.005%.
7. Voluntary waiver of transfer agent fees less than 0.005%.

Class C Year Ended December 31,	2007	2006	2005	2004	2003
Per Share Operating Data
Net asset value, beginning of period	$14.15	$13.21	$13.62	$13.27	$11.28
Income (loss) from investment operations:
Net investment income	.17 [1]	.24 [1]	.25 [1]	.33 [1]	.46
Net realized and unrealized gain (loss)	.69	1.04	(.16)	.57	1.99
Total from investment operations	.86	1.28	.09	.90	2.45
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.34)	(.50)	(.55)	(.46)
Net asset value, end of period	$14.56	$14.15	$13.21	$13.62	$13.27

Total Return, at Net Asset Value[2]	6.06%	9.78%	0.72%	6.89%	22.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,342	$55,737	$62,231	$80,995	$82,149
Average net assets (in thousands)	$56,622	$57,353	$69,275	$82,470	$69,787
Ratios to average net assets:[3]
Net investment income	1.13%	1.77%	1.89%	2.48%	3.73%
Total expenses	1.75%[4,5,6]	1.74%[4,5]	1.74%[6]	1.70%[6]	1.70%[6,7]
Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended December 31, 20071.75%
Year Ended December 31, 20061.74%
5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.
6. Reduction to custodian expenses less than 0.005%.
7. Voluntary waiver of transfer agent fees less than 0.005%.

Class M Year Ended December 31,	2007	2006	2005	2004	2003
Per Share Operating Data
Net asset value, beginning of period	$14.15	$13.21	$13.62	$13.27	$11.28
Income (loss) from investment operations:
Net investment income	.29 [1]	.36 [1]	.36 [1]	.43 [1]	.50
Net realized and unrealized gain (loss)	.68	1.03	(.16)	.57	2.00
Total from investment operations	.97	1.39	.20	1.00	2.50
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(.45)	(.61)	(.65)	(.51)
Net asset value, end of period	$14.55	$14.15	$13.21	$13.62	$13.27

Total Return, at Net Asset Value[2]	6.86%	10.68%	1.55%	7.69%	22.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,583	$70,996	$79,023	$100,877	$114,600
Average net assets (in thousands)	$69,305	$73,597	$86,969	$106,194	$110,337
Ratios to average net assets:[3]
Net investment income	1.96%	2.60%	2.72%	3.24%	4.16%
Total expenses	0.91%[4,5,6]	0.91%[4,5]	0.91%[6]	0.95%[6,7]	1.32%[6,7]
Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended December 31, 20070.91%
Year Ended December 31, 20060.91%
5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.
6. Reduction to custodian expenses less than 0.005%.
7. Voluntary waiver of transfer agent fees less than 0.005%.

Class N Year Ended December 31,	2007	2006	2005	2004	2003
Per Share Operating Data
Net asset value, beginning of period	$14.16	$13.22	$13.63	$13.27	$11.29
Income (loss) from investment operations:
Net investment income	.23 [1]	.31 [1]	.28 [1]	.37 [1]	.49
Net realized and unrealized gain (loss)	.68	1.02	(.15)	.58	2.00
Total from investment operations	.91	1.33	.13	.95	2.49
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.51)	(.39)	(.54)	(.59)	(.51)
Net asset value, end of period	$14.56	$14.16	$13.22	$13.63	$13.27

Total Return, at Net Asset Value[2]	6.41%	10.19%	1.04%	7.31%	22.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,638	$16,869	$2,485	$2,131	$1,458
Average net assets (in thousands)	$4,767	$ 5,669	$2,378	$1,781	$ 743
Ratios to average net assets:[3]
Net investment income	1.51%	2.26%	2.17%	2.79%	3.87%
Total expenses	1.30%[4]	1.23%[4]	1.45%	1.37%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.30%	1.23%	1.43%	1.37%	1.35%
Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
3. Annualized for periods less than one full year.
4. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended December 31, 20071.30%
Year Ended December 31, 20061.23%

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).
ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Annual and Semi-Annual Reports provide additional information about the Fund's investments and performance. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use one of the following addresses for courier or express mail:
	Prior to October 10, 2008: OppenheimerFunds Services 10200 East Girard Avenue Building D Denver, Colorado 80231	On or after October 10, 2008: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-4576 PR0345.001.0408

Oppenheimer
Convertible Securities Fund

April 29, 2008
Statement of Additional Information
This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 29, 2008. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown below, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Oppenheimer Convertible Securities Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924 1.800.CALL OPP (225.5677)

Oppenheimer
Convertible Securities Fund

Contents

About the Fund
3	Additional Information About the Fund's Investment Policies and Risks
3	The Fund's Main Investment Policies
6	Other Investments and Investment Strategies
11	Investment Restrictions
12	Disclosure of Portfolio Holdings
15	Organization and History
16	How the Fund is Managed
16	Board of Trustees and Audit Committee
17	Trustees and Officers of the Fund
25	The Manager
27	Brokerage Policies of the Fund
29	Distribution and Service Arrangements
32	Payments to Fund Intermediaries
35	Performance of the Fund

About Your Account
40	About Your Account
42	How to Buy Shares
46	How to Sell Shares
49	How to Exchange Shares
52	Distributions and Taxes
57	Additional Information About the Fund

Appendix A: Special Sales Charge Arrangements and Waivers

Appendix B: Ratings Definitions

Financial Information About the Fund
72	Report of Independent Registered Public Accounting Firm
72	Financial Statements

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The Fund's Main Investment Policies

The Fund focuses its investments in convertible securities of U.S. companies, but it can also invest in other types of securities, including those described below.

Convertible Securities. Convertible securities are securities that may be exchanged for or converted into the common stock of the issuer during a specified period of time, and investments that are the economic equivalent of such securities. Convertible securities may take the form of convertible preferred stock, convertible bonds or notes, or other fixed-income securities that include equity appreciation features. Some convertible securities may have a combination of several features.

The holder of a convertible security is entitled to receive the interest payments on a bond or note or the dividends on preferred stock until he or she exercises the conversion privilege. The interest income or dividends from convertible debt securities or convertible preferred stocks are generally higher than the dividends on the underlying common stock, but are generally lower than the interest or dividends on the similar non convertible securities.

Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in the case of an issuer's bankruptcy or liquidation. Because of their senior position and comparatively higher yields, the prices of convertible securities are generally less volatile than the prices of the underlying common stock. Convertible securities are generally subordinate to similar non convertible debt securities, however.

The market value of a convertible security reflects both its "investment value," which is its expected income potential, and its "conversion value," which is its anticipated market value upon conversion or exchange. If its investment value exceeds its conversion value, the security will behave more like a debt security, and the security's price will normally increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will usually behave more like an equity security and its price will generally fluctuate with the price of the underlying common stock.

Since the investment characteristics of convertible securities vary, the Fund may use them in different ways. The Fund can invest in convertible securities that provide:

  a relatively high level of income, with less appreciation potential high appreciation potential and a relatively low level of income, or a combination of both income and appreciation potential.

When selecting convertible securities for the Fund, the Manager may consider a number of factors, including:

  whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a "cap" or a conversion formula or other type of limit;
  whether the convertible security can be exchanged at a time determined by the Fund rather than by the issuer;
  the extent to which the convertible security may provide the ability to participate in any appreciation in the price of the issuer's common stock.

The Fund does not limit its investments to any specific maturity range. The Fund may shift its investment focus to securities of shorter maturity as interest rates rise or to securities of longer maturity as interest rates decline.

The Fund may invest in below investment grade securities, sometimes referred to as "junk bonds." Investment-grade securities are rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's), or at least "BBB" by Standard & Poor's Rating Services ("S&P") or Fitch, Inc., or have comparable ratings by another nationally-recognized rating organization. If securities the Fund buys are unrated, they are assigned a rating by the Manager based on the ratings of comparable quality bonds having similar yield and risk characteristics. The Fund will not invest in securities rated below "C" or which are in default at the time the Fund buys them. The Fund has no limit on the amount of its assets that may be invested in below investment grade securities. Definitions of the debt security ratings categories of the principal rating organizations are included in Appendix B to this SAI.

Convertible Preferred Stock. Preferred stocks are equity securities that have a specified dividend rate, payable from the company's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require that all, or a portion of, the specified dividends must be paid to the holders of the preferred stock before the issuer can pay dividends on its common stock. Holders of "participating" preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. "Auction rate" preferred stock has a dividend rate that is set by a Dutch auction process.

Convertible preferred stock may have a call provision that allows the issuer to redeem the security. Typically these stocks may only be converted to common stock by the holder after a three-year period but are callable by the issuer at any time. A call provision may limit the opportunity for increases in a preferred stock's price when interest rates fall and the values of outstanding preferred stocks generally rise. If the market value of the issuer's common stock increases to the call price or above, the issuer would usually redeem the preferred stock at the call price. Preferred stocks rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

Mandatory-Conversion Securities. Unlike more traditional convertible securities, mandatory-conversion securities have a specified conversion date. On that date, the securities convert automatically into equity securities of the issuer, or another issuer, based on a set price or a conversion ratio. As a result, mandatory-conversion securities may be more closely linked to the value of the underlying stock than other convertible securities and may be more sensitive to volatility in the equity markets. Depending on the provisions of the particular security, mandatory-conversion securities may limit the opportunity for capital appreciation and may entail greater risk of loss.

Synthetic Convertible Securities. For synthetic convertible securities, the principal amount at maturity of is not fixed; but is based on the price of a linked equity security, basket of equity securities or equity index. Synthetic convertible securities include "cash settled" securities that may pay a cash amount at maturity rather than converting into the issuer's underlying equity securities. They also include "manufactured convertibles" which combine separate securities, that have fixed-income characteristics (such as a bond or note) and equity conversion characteristics (such as an option or warrant). Manufactured convertibles might combine a fixed-income component of one issuer with an equity component of another issuer. The Fund may also invest in manufactured convertibles that combine the debt securities and common stock of companies that have not issued convertible securities. Synthetic convertible securities are generally not listed or traded on any exchange.

Equity-Linked Debt Securities. Equity-linked debt securities pay interest at a fixed rate until they mature, which is usually in one to four years. The principal amount that they pay at maturity is not a fixed amount, however. It is calculated based on the performance of a specified equity security. The principal amount is typically adjusted for events such as stock splits, stock dividends and certain other events that affect the linked equity security but is not adjusted for any additional issuance of equity securities of the type to which it is linked. Equity-linked debt securities are subject to equity market risks and their value generally fluctuates with the price of the linked security, although these securities are generally less volatile than the equity securities to which they are linked. Because the amount of principal is based on the value of a different security, equity-linked debt securities are considered to be a type of derivative.

Risks of Convertible Securities. Convertible securities generally sell at a premium over the value of the common stock into which they could be converted. If the Fund buys a convertible security at a premium, and the underlying common stock does not appreciate as expected, the Fund might not realize a gain on the security or may experience a loss.

The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. However, convertible securities generally do not have the same potential for capital appreciation as the underlying stock and may not experience the same decline when the price of the underlying common stock declines. Convertible securities usually only decline to a level called their "investment value," which is approximately the value of a similar non-convertible debt security.

Like other fixed-income securities, convertible securities are subject to interest rate risk and credit risk, although their credit quality generally has less impact on their value than in the case of non-convertible debt securities.

Interest Rate Risk. The values of debt securities normally change when prevailing interest rates change. When interest rates fall, the values of previously-issued debt securities generally rise. When interest rates rise, the values of previously-issued debt securities generally fall, and they may sell at a discount from their face amount. The values of longer-term debt securities usually change more when interest rates change than the values of shorter-term debt securities. Changes in prevailing interest rates affect the interest rates on newly-issued debt securities that the Fund buys. Interest rate changes normally do not affect the interest paid on previously-issued debt securities the Fund may own, however certain debt securities pay a variable rate of interest based on an interest benchmark such as the London Interbank Offered Rate (LIBOR). When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate.

Credit Risk. Credit risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. A downgrade in an issuer's credit rating or other adverse credit information about an issuer can reduce the market value of the issuer's securities.

  Special Risks of Lower Grade Securities. Lower grade securities generally have a greater risk that the issuer might default on its obligation to pay interest or to repay principal than investment grade securities. Securities that are lower rated may also be subject to greater price fluctuations than investment grade securities. There may be less of a market for lower-grade securities, making it harder to value them or sell them at an acceptable price. Lower-grade securities are more likely to decline in value during a period of general economic downturn, and an economic downturn or an increase in interest rates could severely disrupt the market for lower grade securities. While securities rated "Baa" by Moody's or "BBB" by S&P or Fitch are regarded as investment grade, those securities may also be subject to special risks and have some speculative characteristics. To the extent that convertible securities can be converted into stock, they may be more liquid and less subject to some of these risks than similar non-convertible debt securities.

Investments in Foreign Securities. Foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by a foreign government or by a supra-national entity such as the World Bank, or by their agencies or instrumentalities. Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.

Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the U.S. and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce fluctuations in the Fund's portfolio value.

The percentage of the Fund's assets that are allocated to foreign securities may vary over time depending on a number of factors including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The Manager may analyze fundamental economic criteria, for example: relative inflation levels and trends, growth rate forecasts, balance of payments status, interest rates, market conditions, currency values, trade barriers, social and political factors, and economic policies.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code (the "Code"). For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Subject to the limits under the Investment Company Act of 1940 (the "Investment Company Act"), the Fund may invest in foreign mutual funds to gain exposure to the securities of companies in countries that limit or prohibit all direct foreign investment. Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Some of the other foreign corporations that the Fund may invest in may also be considered PFICs.

Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Fund makes every effort to ensure compliance with federal tax reporting of these investments, however the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes.

Additional risks of investing in other investment companies are described below under "Investment in Other Investment Companies."

The Fund can invest up to 15% of its net assets in foreign securities, primarily fixed-income debt securities issued or guaranteed by foreign companies.

Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks that apply to foreign securities held and traded abroad.

Risks of Foreign Investing. Investments in foreign securities present special risks and considerations not usually associated with investments in U.S. securities. Those may include:

  a lack of public information about foreign issuers;
  lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
  greater price volatility in foreign markets than in U.S. markets;
  less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
  a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
  fluctuations in the value of foreign investments due to changes in currency rates;
  the expense of currency exchange transactions;
  greater difficulties in pricing securities in foreign markets;
  foreign government restrictions on investments by U.S. and other non-local entities;
  higher brokerage commission rates than in the U.S.;
  increased risks of delays in clearance and settlement of portfolio transactions;
  unfavorable differences between the U.S. economy and some foreign economies;
  greater difficulty in commencing and pursuing lawsuits or other legal remedies;
  less regulation of foreign banks and securities depositories;
  increased risks of loss of certificates for portfolio securities;
  government restrictions on the repatriation of profits or capital or other currency control regulations;
  the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
  the reduction of income by foreign taxes.

Foreign securities are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those securities. Generally, when the U.S. dollar increases in value against a foreign currency, a security denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency is worth more in U.S. dollars.

In the past, U.S. government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

Special Risks of Emerging and Developing Markets. Emerging and developing markets may offer special opportunities for investing but also have greater risks than more mature foreign markets. Emerging and developing countries may: be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems.

Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Because small, unseasoned companies may be less secure financially, they may rely on borrowing to a greater extent. In that case, they may be more susceptible to adverse changes in interest rates than larger more established companies. Small, unseasoned companies may also offer fewer products and rely on fewer key personnel. Market or economic developments may have a significant impact on these companies and on the value of their securities. These companies may have a limited trading market and the price of their securities may be volatile, which could make them difficult to sell in a short period of time at a reasonable price. These securities may be considered speculative and could increase the Fund's overall portfolio risks.

Warrants. A warrant gives the Fund the right to purchase an equity security at a specified price during a specified period of time. At the time a warrant is issued, its exercise price is normally above the market price of the underlying security. Most warrants have expiration dates, ranging from less than a year to twenty or more years. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. If the Fund is not able to exercise a warrant or sell it before the expiration date, the Fund will lose the entire amount it paid for the warrant. The price of a warrant does not necessarily move parallel to the price of the underlying security and generally may be more volatile than the price of the underlying security. The market for warrants may be very limited and it may be difficult for the Fund to sell a warrant promptly at an acceptable price. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

The Fund will not invest more than 5% of its net assets in warrants and not more than 2% of its net assets in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. This limitation does not apply to warrants the Fund acquires as part of securities units or that are attached to other securities the Fund buys.

Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for temporary defensive purposes or to maintain the liquidity of its assets to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Vendors must meet credit requirements set by the Manager from time to time.

Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is a delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with other entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Derivatives and Hedging. The Fund can invest in a variety of derivative investments for liquidity, to seek income or for hedging purposes. Some of the derivatives and hedging instruments that the Fund may use are:

  put and call options
  synthetic convertible securities
  equity-linked debt securities

The Fund can use derivatives to attempt to hedge against declines in the market value of securities in the Fund's portfolio, to preserve unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. The Fund can also use derivatives to establish a position in the securities market as a temporary substitute for purchasing particular securities or to seek to benefit from an anticipated rise in their market value. In that case, the Fund would normally purchase the securities and then terminate the derivative position.

The Fund is not obligated to use hedging, even though it is permitted to do so, as described below. The Fund's hedging strategies are intended to reduce losses but they may also cause losses or limit gains if the hedging instrument or strategy does not perform in the way that the Fund anticipates.

The Fund may use derivatives and hedging to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI. The Fund can employ other derivatives or hedging instruments and strategies, including new ones that are developed, if those investments or strategies are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Put and Call Options. The Fund can buy and sell certain kinds of put and call options. Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed upon price.

The Fund may only sell call options or buy put options on stocks it owns or on the stocks underlying a convertible security it owns. The Fund may sell covered call options on debt securities to attempt to increase its income. The Fund may only buy call options or sell put options in connection with closing transactions. The Fund may only buy call options that are listed on a national securities exchange.

Up to 25% of the Fund's total assets can be subject to call options the Fund sells. The Fund will not sell put options if more than 25% of the Fund's total assets would be required to be segregated to cover such options.

  Selling Covered Call Options. If the Fund sells ("writes") a call option, it must be covered. That means that while the call is outstanding, the Fund must own the security subject to the call, or, for certain types of calls, the call option may be covered by segregating liquid assets on the Fund's books that would enable the Fund to satisfy its obligations if the call were exercised.

When the Fund sells a call on a security, it receives a payment in cash (a premium) and agrees to sell the underlying security to the purchaser during the call period at a fixed price (the "exercise price"), regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price is usually higher than the price of the security at the time the call is sold. The Fund bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the Fund receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the Fund retains the underlying security and realizes a profit from the cash premium it received.

The Fund's custodian bank, or a securities depository acting for the custodian bank, through the Options Clearing Corporation ("OCC"), acts as the escrow agent for securities that are subject to a call option the Fund has sold. OCC will only release those securities when the call option expires or when the Fund's enters into a closing transaction. No margin is required for those transactions.

  Purchasing Put Options. The Fund can buy put options whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except for puts on indices, has the right to sell the underlying investment at a fixed exercise price during the put period. The Fund may buy a put on securities or futures it owns to attempt to protect itself against a decline (below the exercise price) in the value of the underlying investment during the put period. If, because the market price of the underlying investment remains above or equal to the exercise price, the put is not exercised or resold, it becomes worthless on the expiration date. In that case the Fund will have lost the amount it paid as a premium and not realized any benefit from the right to sell the underlying investment. If the Fund resells the put prior to its expiration, it may or may not realize a profit on that resale.

Closing Transactions. The Fund may only buy call options or sell put options to close out call options it has sold or put options it has purchased. To close out a call option it has sold, the Fund may buy a corresponding call option or it may sell a put option that it had previously bought to close out that transaction. These transactions are referred to as "closing transactions." If the premium the Fund received on the call option it sold was more than the total of the price of the call the Fund purchased to close out the transaction and the transaction costs, the Fund will realize a profit. If the amount the Fund receives for a put option it sells is more than the price it paid for the put option and the transaction costs, the Fund will realize a profit. If those costs are more than the amount the Fund receives, it will realize a loss. Any profits on closing transactions are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income. If, due to the lack of a market, the Fund cannot buy a call option to close out a call option it has sold, it will need to hold the callable securities until the call expires or is exercised.

Risks of Derivatives and Hedging Instruments. The use of derivatives and hedging instruments requires special skills and knowledge of investment techniques that are different than those required for normal portfolio management. These risks include the following:

Selection Risk. If the Manager uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, the Fund's hedging strategies may reduce its return or cause losses. If the Fund has sold a covered call option on an investment that has increased in value, when the call is exercised the Fund will not be able to realize the investment's value above the call price. If the Fund buys a put option on a security that does not decline in value and the Fund is not able to resell the option, it will have lost the amount of the purchase price.

Liquidity Risk. The Fund might experience losses if it could not close out a position because of illiquidity in the market for an option. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Transaction Costs. The Fund's option activities might also affect its portfolio turnover rate and brokerage commissions. The Fund's portfolio turnover rate might increase if it is required to sell portfolio securities that are subject to calls options it has sold or if it exercises puts options it has bought. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might create an additional reason to purchase a security. The Fund may also pay a brokerage commission each time it buys or sells a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. The Fund may also pay a brokerage commission each time it buys or sells an underlying investment in connection with the exercise of a put or call.

Regulatory Aspects of Derivatives and Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were purchased, sold or held through one or more different exchanges or are held in one or more accounts or through one or more brokers. Thus, the number of options that the Fund can sell may be affected by options written or held by other entities, including other investment companies advised by the Manager or an affiliate. The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Investing in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts. For example, the Fund can invest in exchange-traded funds, which are typically open-end funds or unit investment trusts that are listed on a stock exchange. The Fund might do so as a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of an investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.

These investments are subject to limits set forth in the Investment Company Act of 1940 (the Investment Company Act") and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the fund has valued the investment. Under the policies and procedures established by the Fund's Board, the Manager determines the liquidity of the Fund's investments. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Among the types of illiquid securities the Fund may invest in are repurchase agreements maturing in more than seven days. The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale that might limit the Fund's ability to value or to dispose of the securities and might lower the price the Fund could realize on a sale.

To enable the Fund to sell its holdings of a restricted security that is not registered under applicable securities laws, the Fund might have to cause those securities to be registered. The Fund may negotiate the expense of registering restricted securities with the issuer at the time the Fund buys the securities. If the Fund must arrange for registration because the Fund wishes to sell a security, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund may sell it. The Fund would bear the risks of any downward price fluctuation during that period.

The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"), if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Borrowing and Leverage. The Fund may borrow money, to the extent currently permitted under the Investment Company Act, and any applicable the rules, regulations or exemptions. If the Fund buys securities while borrowings are outstanding it may create leverage. Leverage may increase the opportunity for return but also creates special risks and may be considered speculative. The use of leverage may make the Fund's share prices more volatile. Interest on money the Fund borrows is an expense of the Fund. If those expenses are higher than the Fund's income or capital appreciation on securities purchased with the borrowed funds, the Fund's performance will be lower than it would have been if it had not borrowed.

The Fund's borrowing will only be from banks and will not be for more than 33 1/3% of the value of its total assets, including the amount borrowed. If the Fund's borrowings exceed that amount, the Fund is required to reduce its bank debt to the extent necessary to comply with that requirement within three days. To do so, the Fund may need to sell securities at a time when it otherwise would not do so.

Loans of Portfolio Securities. The Fund can lend its portfolio securities to raise cash for liquidity purposes or to attempt to increase the Fund's income. Loans of portfolio securities are limited to not more than 25% of the value of the Fund's net assets.

Under applicable regulatory requirements (which are subject to change), collateral for any securities loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund would receive a percentage of all annual income, net of rebates to the Borrower, from any securities lending transactions.

There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. The terms of any loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, or the Manager believes it is otherwise appropriate to reduce holdings in the Fund's principal investments, the Fund can invest in other types of securities for defensive purposes. The Fund can also purchase these types of securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; (vi) repurchase agreements; and (vii) shares of Oppenheimer Institutional Money Market Fund.

Investment Restrictions

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities., which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and prior notice to shareholders. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities. This limit applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities, or to securities of other investment companies.
  The Fund cannot borrow money except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot issue "senior securities" except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.
  The Fund cannot invest 25% or more of its total assets in any industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or to securities of other investment companies.
  The Fund cannot invest in real estate, physical commodities or commodity contracts except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot make loans except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

In carrying out its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, and contracts to buy or sell derivatives.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board of Directors without shareholder approval.

  The Fund may not invest in any issuer for the purpose of exercising control or management of that issuer, unless approved by the Fund's Board.
  The Fund may not invest any part of its assets in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of companies which invest in or sponsor such programs. The Fund may not invest in oil, gas or other mineral leases.
  The Fund may not invest more than 5% of the value of its net assets in warrants, valued at the lower of cost or market value. The Fund can buy warrants that are not listed on The New York Stock Exchange or The American Stock Exchange, but they may not exceed 2% of the value of the Fund's net assets and count toward the 5% limit on warrants described above. Warrants acquired by the Fund in units or attached to securities are not covered by this restriction.
  The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act.
  The Fund may not acquire securities of any other investment company, if as a result of that acquisition, the Fund would own in the aggregate: (1) more than 3% of the voting stock of that investment company; (2) securities of that investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities of that investment company and of any other investment companies (but excluding treasury stock of those funds) having an aggregate value in excess of 10% of the total assets of the Fund. However, none of these limitations applies to a security received as a dividend or as a result of an offer of exchange, a merger or plan of reorganization.
  For purposes of the Fund's policy not to concentrate its investments, described above, the Fund has adopted an industry classification that is not a fundamental policy.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

The Fund, the Manager, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in any appropriate manner.

  Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters, either in its annual or semi-annual report to shareholders or in its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end securities holdings (based on invested assets) , listed by security or by issuer, may be posted on the OppenheimerFunds' website (at www.oppenheimerfunds.com) with a 15-day delay. The Fund may post a smaller list of holdings (e.g., the top five or top 10 portfolio holdings), or may not post any holdings, if the Manager believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed with a 15-day delay.

The Fund's complete portfolio holdings positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information:

  Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
  The Fund's independent registered public accounting firm;
  Members of the Fund's Board and the Board's legal counsel;
  The Fund's custodian bank;
  A proxy voting service designated by the Fund and its Board;
  Rating/ranking organizations (such as Lipper and Morningstar);
  Portfolio pricing services retained by the Manager to provide portfolio security prices; and
  Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 30 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
  Senior officers (a Senior Vice President or above) in the Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
  Before receiving the data, the third-party recipient must sign the Manager's portfolio holdings non disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to trade directly or indirectly based on the information.

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers or dealers with whom the Fund trades and entities that provide investment coverage or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

  Brokers and dealers in connection with portfolio transactions (purchases and sales);
  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services);
  Dealers to obtain price quotations where the fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;
  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);
  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);
  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);
  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), may receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager , Distributor, and Transfer Agent shall oversee the compliance by the Manager Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities	Fortis Securities	Nomura Securities
ABN AMRO	Fox-Pitt, Kelton	Oppenheimer & Co.
AG Edwards	Friedman, Billing, Ramsey	Oscar Gruss
Allen & Co	Gabelli	OTA
American Technology Research	Garp Research	Pacific Crest Securities
Auerbach Grayson	Gartner	Piper Jaffray Inc.
Avondale	George K Baum & Co.	Portales Partners
Banc of America Securities	Goldman Sachs	Punk Ziegel & Co
Barra	Howard Weil	Raymond James
BB&T	HSBC	RBC
Bear Stearns	ISI Group	Reuters
Belle Haven	ITG	RiskMetrics/ISS
Bloomberg	Janco	Robert W. Baird
BMO Capital Markets	Janney Montgomery	Roosevelt & Cross
BNP Paribas	Jefferies	Russell
Brean Murray	JMP Securities	Sandler O'Neil
Brown Brothers	JNK Securities	Sanford C. Bernstein
Buckingham Research Group	Johnson Rice & Co	Scotia Capital Markets
Canaccord Adams	JP Morgan Securities	Sidoti
Caris & Co.	Kaufman Brothers	Simmons
CIBC World Markets	Keefe, Bruyette & Woods	Sander Morris Harris
Citigroup Global Markets	Keijser Securities	Societe Generale
CJS Securities	Kempen & Co. USA Inc.	Soleil Securities Group
Cleveland Research	Kepler Equities/Julius Baer Sec	Standard & Poors
Cogent	KeyBanc Capital Markets	Stanford Group
Collins Stewart	Lazard Freres & Co	State Street Bank
Cowen & Company	Leerink Swan	Stephens, Inc.
Craig-Hallum Capital Group LLC	Lehman Brothers	Stifel Nicolaus
Credit Agricole Cheuvreux N.A. Inc.	Loop Capital Markets	Stone & Youngberg
Credit Suisse	Louise Yamada Tech Research	Strategas Research
Daiwa Securities	MainFirst Bank AG	Sungard
Data Communique	Makinson Cowell US Ltd	Suntrust Robinson Humphrey
Davy	McAdmas Wright	SWS Group
Deutsche Bank Securities	Merrill Lynch	Think Equity Partners
Dougherty Markets	Miller Tabak	Thomas Weisel Partners
Dowling	Mizuho Securities	Thomson Financial
Empirical Research	Moodys Research	UBS
Enskilda Securities	Morgan Stanley	Wachovia Securities
Exane BNP Paribas	Natexis Bleichroeder	Wedbush
Factset	Ned Davis Research Group	Weeden
Fidelity Capital Markets	Needham & Co	William Blair
First Albany
Fixed Income Securities

Organization and History

The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1986.

The Fund is a series of Bond Fund Series (referred to as the "Trust"), which was originally named Rochester Convertible Fund and was renamed Rochester Fund Series. The Trust was renamed Bond Fund Series in 1997. The Fund is currently the only series of the Trust. It was called The Bond Fund for Growth until 1997. In 1997 it was re-named Oppenheimer Bond Fund for Growth. The Fund's name was changed to Oppenheimer Convertible Securities Fund in 1998.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

The Fund currently has five classes of shares: Class A, Class B, Class C, Class M and Class N. All classes invest in the same investment portfolio. Class M shares are only available to current Class M accountholders. Only certain retirement plans may purchase Class N shares. Each class of shares:

  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each Class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings;
  does not have cumulative voting rights, preemptive rights or subscription rights;

Shareholder Meetings. As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

How the Fund is Managed

Board of Trustees and Audit Committee

Board of Trustees and Audit Committee. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

The Board of Trustees has an Audit Committee comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). The members of the Audit Committee are David K. Downes (Chairman), John Cannon, Thomas W. Courtney, Robert G. Galli, Lacy B. Herrmann and Brian Wruble. The Audit Committee held 4 meetings during the Fund's fiscal year ended December 31, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent registered public accounting firm regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Audit Committee. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008, to the attention of the Board of Trustees of Oppenheimer Convertible Securities Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company ("MassMutual") (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with MassMutual or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

Although candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders, the Audit Committee has not established specific qualifications that must be met by a trustee nominee. In evaluating trustee nominees, the Audit Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Audit Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees. The Audit Committee may, upon Board approval, retain an executive search firm or use the services of legal, financial, or other external counsel to assist in screening potential candidates.

There are no differences in the manner in which the Audit Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

Trustees and Officers of the Fund

Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board III Funds"):

Bond Fund Series	Oppenheimer Quest International Vlaue Fund, Inc.
Oppenheimer MidCap Fund	Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Equity Income Fund, Inc.	Rochester Fund Municipals
Oppenheimer Quest for Value Funds	Rochester Portfolio Series

Mr. Cannon is a Trustee of Limited Term New York Municipal Fund, Oppenheimer Convertible Securities Fund and Rochester Fund Municipals. In addition to being a Board member of each of the Board III Funds, Messrs. Galli and Wruble are also directors or trustees of 54 other portfolios in the OppenheimerFunds complex.

Messrs. Everett, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted, and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board III Funds.

Present or former officers, Board members and employees of the Fund and their immediate family members, and the Manager, its affiliates and retirement plans established by them for their employees, are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

As of April 11, 2008 the Trustees and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Independent Trustee has served the Fund in the followong capacities from the following dates:
	Position(s)	Length of Service
Thomas W. Courtney	Board Chairman	Since 2001
	Trustee	Since 1995
John Cannon	Trustee	Since 1992
David K. Downes	Trustee	Since 2005
Robert G. Galli	Trustee	Since 1998
Lacy B. Hermann	Trustee	Since 1995
Brian F. Wruble	Trustee	Since 2001

Independent Trustees
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorship Held	Portfolios Overseen in Fund Complex
Thomas W. Courtney (74), Chairman of the Board of Trustees	Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of Trivest Venture Fund (private venture capital fund); President of Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment companies: Cash Assets Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust.	10
John Cannon(78), Trustee	Director of Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and Neuberger Berman Trust, (open-end investment companies) (1995-present); Director of Neuberger Berman Equity Funds (open-end investment company) (since November 2000); Trustee, Neuberger Berman Mutual Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December 1993-February 1996), Independent Consultant and Chief Investment Officer (1996-June 2000) and Consultant and Director (December 1993-February 1999).	3
David K. Downes (68), Trustee	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since January 2006); Trustee of Employee Trust (since January 2006); President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959).	64
Robert G. Galli (74), Trustee	A director or trustee of other Oppenheimer funds.	64
Lacy B. Herrmann (78), Trustee	Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC (since August 1984); Chief Executive Officer and President of Aquila Management Corporation (August 1984-December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT) (until September 2007); Chairman, President and Director of InCap Management Corporation (until 2004); Director of OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004); Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company) (since 1994); Trustee of OCC Accumulation Trust (open-end investment company) (until December 2004); Trustee Emeritus of Brown University (since June 1983).	10
Brian F. Wruble (64), Trustee	General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager's parent company) (since September 2004); Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004).	64

Mr. Murphy has served as a Trustee of the Fund since 2005.

Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Age, Positions	Principal Occupations During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
John V. Murphy (58) Trustee, President and Principal Executive Officer	Chairman, Chief Executive Officer and Director of the Manager since June 2001; President of theManager (September 2000-March 2007); President and a director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October , 2003); Chairman of the Investment Company's Institute's Board of Governors (since October 2007).	103

The addresses of the officers in the charts below are as follows: for Messrs. Everett, Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Fund in the following capacities from the following date:
	Position(s)	Length of Service
Edward Everett	Vice President	Since 2000
	Portfolio Manager	Since 1997
John V. Murphy	President and Principal Executive Officer	Since 2001
Mark S. Vandehey	Vice President and	Since 2004
Cheif Compliance Officer
Brian W. Wixted	Treasurer and Principal Financial	Since 1999
& Accounting Officer
Brian Petersen	Assistant Treasurer	Since 2004
Brian C. Szilagyi	Assistant Treasurer	Since 2005
Robert G. Zack	Secretary	Since 2001
Kathleen T. Ives	Assistant Secretary	Since 2001
Lisa Bloomberg	Assistant Secretary	Since 2004
Phillip S. Gillespie	Assistant Secretary	Since 2004

Other Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in Fund Complex
Edward Everett (40) Vice President and Portfolio Manager	Vice President of the Manager since January 2000; Assistant Vice President of the Manager and of the Fund (January 1996-January 2000).	1

Mark S. Vandehey (57), Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (Since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February 2004).	103
Brian W. Wixted (48), Treasurer and Principal Financial & Accounting Officer	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003).	103
Brian Petersen (37), Assistant Treasurer	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002).	103
Brian C. Szilagyi (37), Assistant Treasurer	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003).	103
Robert G. Zack (59), Secretary	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003).	103
Kathleen T. Ives (42), Assistant Secretary	Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003).	103
Lisa I. Bloomberg (40), Assistant Secretary	Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated).	103
Phillip S. Gillespie (44), Assistant Secretary	Senior Vice President and Deputy General Counsel of the Manager (since September 2004); Mr. Gillespie held the following positions at Merrill Lynch Investment Management: First Vice President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000).	103

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2007
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
John Cannon	$10,001-$50,000	$10,001-$50,000
Thomas W. Courtney	$10,001-$50,000	$50,001-$100,000
David K. Downes	$10,001-$50,000	Over $100,000
Robert G. Galli	None	Over $100,000
Lacy B. Hermann	None	$10,001-$50,000
Brian F. Wruble	$1-$10,000	Over $100,000
Interested Trustee
John V. Murphy	None	Over $100,000

Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2007.

The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended December 31, 2007.

The amounts shown for Mr. Cannon relate solely to Bond Fund Series, Rochester Fund Municipals and Rochester Portfolio Series as Mr. Cannon serves as Trustee of those Board III Funds only.

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund(1)	Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2007		Year Ended December 31, 2007
Thomas W. Courtney	$2,594	$451	$129,360(3)	$180,000
Chairman of the Board and Audit Committee Member
John Cannon(12)	$2,034	$103	$45,968(3)	$68,376
Audit Committee Member
David K. Downes(4)	$2,233	$126	$26,522(5)	$180,587(10)
Audit Committee Chairman
Robert G. Galli	$2,014	$387	$137,599(6)	$330,533(7)
Audit Committee Member
Lacy B. Herrmann	$2,017	$105	$105,840(3)	$140,000
Audit Committee Member
Brian F. Wruble	$2,014(11)	$188	$58,494(8)	$335,190(9)
Audit Committee Member

1. Aggregate Compensation From the Fund" includes fees and deferred compensation, if any, for a Director.
2. "Estimated Annual Benefits Upon Retirement" is based on a single life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for Trustees." Actual benefits upon retirement may vary based on retirement age, years of service and benefit payment elections of the Director. The Board III Funds' retirement plan was frozen effective December 31, 2007, and each plan participant who had not yet commenced receiving retirement benefits subsequently elected to receive the previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board III Funds was frozen effective December 31, 2006.
3. In lieu of receiving an estimated annual benefit amount for his service as a director or trustee to the Board III funds, the Trustee elected to receive equal annual installment payments of an actuarially equivalent lump sum amount over 10 years commencing in January 2009, subsequent to the freezing of the Board III Funds' retirement plan.
4. Mr. Downes was appointed as Director of the Board III Funds on December 16, 2005.
5. In lieu of receiving an estimated annual benefit amount for his service as a director or trustee to the Board III funds, Mr. Downes elected to receive an actuarially equivalent lump sum amount, subsequent to the freezing of the Board III Funds' retirement plan.
6. Mr. Galli has elected to receive his estimated annual benefit amount of $75,514 in the form of an annuity at retirement. The amount set forth in the table above also includes $62,085 for estimated benefits payable to Mr. Galli for serving as a director or trustee of the Non-Board III Funds. In lieu of receiving that estimated annual benefit, Mr. Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board III Funds' retirement plan.
7. Includes $190,533 for serving as a director or trustee of 54 other Oppenheimer funds (at December 31, 2007) that are not Board III Funds.
8. In lieu of receiving an estimated annual benefit amount of $57,619 for his service as a director or trustee to the Board III funds, Mr. Wruble has elected to receive an actuarially equivalent lump sum amount contributed to his Compensation Deferral Plan account subsequent to the freezing of the Board III Funds' retirement plan. The amount set forth in the table above also includes $7,374 for estimated annual benefits for serving as a director or trustee of the Non-Board III Funds. In lieu of receiving that estimated annual benefit, Mr. Wruble elected to receive an actuarially equivalent lump sum distribution to the Compensation Deferral Plan subsequent to the freezing of the Non-Board III Funds' retirement plan.
9. Includes $195,190 for serving as a director or trustee of 54 other Oppenheimer funds (at December 31, 2007) that are not Board III Funds.
10.Includes $195,190 for serving as a director or trustee of 54 other Oppenheimer funds (at December 31, 2007) that are not Board III Funds.
11.Includes $2,014 deferred by Mr. Wruble under the "Compensation Deferral Plan" described below.
12.Mr. Cannon is only a Board member of certain Board III funds.

Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board III Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of April 11, 2008, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

Name	Address	% Owned	Share Class
MLPF&S for the benefit of its customers	4800 Deer Lake Drive FL 3 Jacksonville, FL	8.75%	Class A
Charles Schwab & Co Inc for the benefit of its customers	101 Montgomery Street San Francisco, CA	5.04%	Class A
MLPF&S for the benefit of its customers	4800 Deer Lake Drive FL 3 Jacksonville, FL	20.59%	Class B
MLPF&S for the benefit of its customers	4800 Deer Lake Drive FL 3 Jacksonville, FL	16.46%	Class C
Citigroup Global Markets, Inc	333 West 34th Street New York, NY	5.58%	Class C
Citigroup Global Markets, Inc	333 West 34th Street New York, NY	14.72%	Class M
MLPF&S for the benefit of its customers	4800 Deer Lake Drive FL 3 Jacksonville, FL	11.96%	Class M
MLPF&S for the benefit of its customers	4800 Deer Lake Drive FL 3 Jacksonville, FL	8.08%	Class N

The Manager

The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
  The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
  In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
  The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  The Fund opposes proposals to classify the board of directors or trustees.
  The Fund supports proposals to eliminate cumulative voting.
  The Fund opposes re-pricing of stock options without shareholder approval.
  The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio manager with counsel and support in managing the Fund's portfolio.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

Fiscal Year ended 12/31	Management Fees Paid to OppenheimerFunds, Inc.
2005	$2,455,646
2006	$2,107,898
2007	$2,080,425

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager. The Fund's portfolio is managed by Edward Everett (referred to as the "Portfolio Manager"). He is the person responsible for the day-to-day management of the Fund's investments.

Other Accounts Managed. As of December 31, 2007, Mr. Everett does not manage any other funds or accounts (not including personal accounts of portfolio managers and their families, which are subject to the Code of Ethics). However, he may be responsible for the management of another fund or account in the future. At times, any such responsibilities could conflict with the interests of the Fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

  Compensation of the Portfolio Manager. The Fund's Portfolio Manager is employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio manager and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio manager's and analysts' interests with the success of the funds and accounts and their investors. The Manager's protfolio manager compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2007, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

To help the Manager attract and retain talent, the base pay component of the portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Manager.

  Ownership of Fund Shares. As of December 31, 2007, the Portfolio Manager beneficially owned shares of the Fund as follows:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Edward Everett	$100,001-$500,000

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The advisory agreement authorizes the Manager to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner that the total cost or proceed is the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Funds is not required to pay the lowest available commission. Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision making process may be paid in commission dollars.

Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended December 31, 2007, the Fund paid $75,328 in commissions to firms that provide brokerage and research services to the Fund with respect to $462,928,663 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

Fiscal Year ended 12/31	Total Brokerage Commissions Paid by the Fund*
2005	$199,107
2006	$117,678
2007	$81,361
*	Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSC's") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

Class A Sales Charges
Fiscal Year Ended 12/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]	Aggregate Front-End Sales Charges on Class M Shares(1)	Class M Front-End Sales Charges Retained by Distributor(1)
2005	$185,987	$114,807	$33,315	$3,336
2006	$155,833	$44,839	$33,315	$78
2007	$222,134	$62,586	$7,295	$768
1	Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

Concessions Advanced by Distributor
Fiscal Year Ended 12/31:	Concessions on Class A Shares Advanced by Distributor[1]	Concessions on Class B Shares Advanced by Distributor(1)	Concessions on Class C Shares Advanced by Distributor(1)	Concessions on Class M Shares Advanced by Distributor(1)	Concessions on Class N Shares Advanced by Distributor(1)
2005	$16,402	$122,503	$34,510	$0	$4,328
2006	$7,946	$66,897	$23,937	$0	$2,064
2007	$23,779	$53,818	$23,245	$0	$2,945
1

The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C Class M and Class N shares from its own resources at the time of sale.

Contingent Deferred Sales Charges
Fiscal Year Ended 12/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class M Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
2005	$966	$195,627	$15,359	$0	$2,726
2006	$2,889	$138,403	$2,021	$0	$309
2007	$0	$101,611	$1,581	$0	$6

Distribution and Service (12b-1) Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

While each plan is in effect, the Independent Trustees of the Fund will select and nominate any other Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees from time to time.

Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or it customers.

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so, except with respect to shares purchased prior to March 1, 2007 by certain group retirement plan that were established prior to March 1, 2001 ("grandfathered retirement plans").

Prior to March 1, 2007, the Distributor paid the 0.25% first year service fee for grandfathered retirement plans in advance and retained the service fee paid by the Fund with respect to those shares for the first year. After those shares are held for a year, the Distributor pays the ongoing service fees to recipients on a periodic basis. If those shares are redeemed within the first year after their purchase, the recipient of the service fees on those shares is obligated to repay the Distributor a pro rata portion of the advance payment of the fees. If those shares are redeemed within 18 months, they are subject to a CDSC. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year and the shares are not subject to a CDSC.

For the fiscal year ended December 31, 2007 payments under the Class A service plan totaled $590,439, of which $410 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $31,070 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Class B, Class C, Class M and Class N Distribution and Service Plans. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The Class M plan allows the Distributor to be reimbursed for its services and costs in distributing Class M shares and servicing accounts. However, effective February 11, 2004, the Board voluntarily set the 0.50% annual asset based sales charge at zero. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession, pays the service fees in advance or periodically, as described below, may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B, Class C and Class N shares, bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans, receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees, may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares, may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

Distribution fees on Class B and Class N shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B or Class N distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients. Although the Class M plan permits the Fund to pay the Distributor a 0.50% asset-based sales charge annually, the Board voluntarily set that payment at zero.

Service fees for the first year after Class B, Class C, Class M and Class N shares are purchased, are generally paid to recipients the in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B or Class N service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B, Class C, Class M or Class N shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

Class B, Class C, Class M or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class B, Class C, Class M and Class N shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B, Class C, Class M and Class N shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00%, increase the annual Class N expenses by 0.50% of net assets and increase Class M expenses by 0.25% of the net assets per year of the respective classes.

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 12/31/07
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$356,963	$271,722	$3,546	$2,076,402	6.86%
Class C Plan	$565,972	$42,123	$14,116	$2,821,260	5.28%
Class M Plan	$162,897	$17	$5,101	$0	0%
Class N Plan	$24,015	$7,621	$1,020	$164,298	4.52%

All payments under the Plans are subject to the limitations imposed by the Conduct Rules of the FINRA on payments of distribution and service fees.

Payments to Fund Intermediaries

Payments to Fund Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, the following:

The Fund, or an investor buying or selling Fund shares may pay:

  an initial front-end sales charge, all or a portion of the which is payable by the Distributor to financial intermediaries (see "About Your Account" in the Prospectus);
  ongoing asset-based distribution and/or service fees (described in the section "About the Fund - Distribution and Service (12b-1) Plans" above);
  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

In addition, the Manager or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are often referred to as "revenue sharing" payments, and may include:

  Compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;
  Other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, the Manager does not consider a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or the Distributor for marketing or program support:

1st Global Capital Co.	Edward D. Jones & Co.	National Planning Co.
Advantage Capital Corporation/FSC	Essex National Securities, Inc.	Nationwide Financial Services, Inc.
Aegon	Federal Kemper Life Assurance Company	NFP Securities, Inc.
Aetna Life Ins & Annuity Co.	Financial Network (ING)	Oppenheimer & Co.
AG Edwards	GE Financial Assurance	Park Avenue Securities LLC
AIG Financial Advisors	GE Life & Annuity	PFS Investments, Inc.
AIG Life	Genworth Financial, Inc.	Phoenix Life Insurance Co.
Allianz Life Insurance Company	GlenBrook Life and Annuity Co.	Plan Member Securities
Allstate Life Insurance Co.	Great West Life and Annuity Co.	Prime Capital Services, Inc.
American Enterprise Life Insurance	Hartford Life Insurance Co.	Primevest Financial Services, Inc.
American General Annuity Insurance	HD Vest Investment Services, Inc.	Protective Life Insurance Co.
American Portfolios Financial Services, Inc.	Hewitt Associates LLC	Provident Mutual Life and Annuity
Ameriprise Financial Services, Inc.	IFMG Securities, Inc.	Prudential Investment Management Services LLC
Ameritas Life Insurance Co.	ING Financial Advisers LLC	Raymond James & Associates, Inc.
Annuity Investors Life	ING Financial Partners, Inc.	RBC Daine Rauscher, Inc.
Associated Securities Corp.	Jefferson Pilot Securities Co.	Royal Alliance Associates, Inc.
AXA Advisors LLC	Kemper Investors Life Insurance Co.	Securities America, Inc.
AXA Equitable Life Insurance Company	Legend Equities Co.	Security Benefit Life Insurance Co.
Banc One Securities Corporation	Legg Mason Wood Walker	Security First-Metlife Investors Insurance Company
BNY Investment Center	Lincoln Benefit National Life	Signator Investors, Inc.
Cadaret Grant & Co, Inc.	Lincoln Financial Advisors Corp.	Sun Life Insurance Co.
Chase Investment Services, Inc.	Lincoln Investment Planning, Inc.	Sun Trust Securities, Inc.
Citicorp Investment Services, Inc.	Linsco Private Ledger Financial	Thrivent Financial Services, Inc.
Citigroup Global Markets Inc.	Massachusetts Mutual Life Insurance Company	Travelers Life & Annuity Co.
CitiStreet Advisors LLC	McDonald Investments, Inc.	UBS Financial Services, Inc.
Citizen's Bank of Rhode Island	Merrill Lynch Pierce Fenner & Smith	Union Central Life Insurance Co.
Columbus Life Insurance Company	Minnesota Life Insurance Company	United Planners Financial Services of America
Commonwealth Financial Network	Mony Life Insurance Company	Wachovia Securities, Inc.
CUNA Brokerage Services, Inc.	Morgan Stanley DW Inc.	Walnut Street Securities, Inc.
CUSO Financial Services, L.P.	Multi-Financial Securities Corporation	Waterstone Financial Group
E*TRADE Clearing LLC	Mutual Service Co.

For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.	Franklin Templeton	NY Life Benefits
AG Edwards	Geller Group	Oppenheimer & Co, Inc.
ACS HR Solutions	Great West Life	People Securities, Inc.
ADP	H&R Block Financial Advisors, Inc.	Pershing LLC
AETNA Life Ins & Annuity Co.	Hartford Life Insurance Co.	PFPC
Alliance Benefit Group	HD Vest Investment Services	Piper Jaffray & Co.
American Enterprise Investments	Hewitt Associates LLC	Plan Administrators, Inc.
American Express Retirement Service	HSBC Brokerage USA, Inc.	Plan Member Securities.
American United Life Insurance Co.	ICMA - RC Services	Primevest Financial Services, Inc.
Ameriprise Financial Services, Inc.	Independent Plan Coordinators	Principal Life Insurance Co.
Ameritrade, Inc.	Ingham Group	Prudential Investment Management Services LLC
AMG (Administrative Management Group)	Interactive Retirement Systems	PSMI Group, Inc.
AST (American Stock & Transfer)	Invesmart (Standard Retirement Services, Inc.)	Quads Trust Company
AXA Advisors	Janney Montgomery Scott, Inc.	Raymond James & Associates, Inc.
Bear Stearns Securities Co.	JJB Hillard W L Lyons, Inc.	Reliance Trust Co.
Benefit Administration Company, LLC	John Hancock	Reliastar Life Insurance Company
Benefit Adminstration, Inc.	JP Morgan	Robert W. Baird & Co.
Benefit Consultants Group	July Business Services	RSM McGladrey
Benefit Plans Adminstration	Kaufman & Goble	Scott & Stringfellow, Inc.
Benetech, Inc.	Legend Equities Co.	Scottrade, Inc.
Bisys	Legg Mason Wood Walker	Southwest Securities, Inc.
Boston Financial Data Services	Lehman Brothers, Inc.	Standard Insurance Co.
Charles Schwab & Co, Inc.	Liberty Funds Distributor, Inc./Columbia Management	Stanley, Hunt, Dupree & Rhine
Citigroup Global Markets Inc.	Lincoln Investment Planning, Inc.	Stanton Group, Inc.
CitiStreet	Lincoln National Life Insurance Co.	Sterne Agee & Leach, Inc.
City National Bank	Linsco Private Ledger Financial	Stifel Nicolaus & Co, Inc.
Clark Consulting	Massachusetts Mutual Life Insurance Company	Sun Trust Securities, Inc.
CPI Qualified Plan Consultants, Inc.	Matrix Settlement & Clearance Services	Symetra Financial Corp.
DA Davidson & Co.	McDonald Investments, Inc.	T. Rowe Price
DailyAccess Corporation	Mercer HR Services	The 401k Company
Davenport & Co, LLC	Merrill Lynch	The Princeton Retirement Group Inc.
David Lerner Associates, Inc.	Mesirow Financial, Inc.	The Retirement Plan Company, LLC
Digital Retirement Solutions, Inc.	MetLife	TruSource Union Bank of CA
DR, Inc.	MFS Investment Management	UBS Financial Services, Inc.
Dyatech, LLC	Mid Atlantic Capital Co.	Unified Fund Services (UFS)
E*Trade Clearing LLC	Milliman USA	US Clearing Co.
Edward D Jones & Co.	Morgan Keegan & Co, Inc.	USAA Investment Management Co.
Equitable Life/AXA	Morgan Stanley Dean Witter	USI Consulting Group
ERISA Administrative Svcs, Inc.	Mutual of Omaha Life Insurance Co.	VALIC Retirement Services
ExpertPlan, Inc.	Nathan & Lewis Securities, Inc.	Vanguard Group
FASCore LLC	National City Bank	Wachovia
Ferris Baker Watts, Inc.	National Deferred Comp	Web401K.com
Fidelity	National Financial	Wedbush Morgan Securities
First Clearing LLC	National Investor Services Co.	Wells Fargo Bank
First Southwest Co.	Nationwide Life Insurance Company	Wilmington Trust
First Trust - Datalynx	Newport Retirement Services, Inc.
First Trust Corp	Northwest Plan Services, Inc.

Performance of the Fund

Explanation of Performance Calculations. The use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. The Fund's performance data in advertisements must comply with rules of the SEC, which describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. The Fund may use a variety of performance calculations, including "cumulative total return," "average annual total return," "average annual total return at net asset value," and "total return at net asset value." How these types of returns are calculated are described below.

A number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

  Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.•An investment in the Fund is not insured by the FDIC or any other government agency.
  The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
  When an investor's shares are redeemed, they may be worth more or less than their original cost.
  Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

  Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

The symbols above represent the following factors:

a =dividends and interest earned during the 30-day period.
b =expenses accrued for the period (net of any expense assumptions).
c =the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d =the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

  Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield = dividends paid x 12/maximum offering price (payment date)

The maximum offering price for Class A and Class M shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A and Class M dividend yield may also be quoted without deducting the maximum initial sales charge.

The Fund's Yields for the 30-Day Periods Ended December 31, 2007
Class of Shares	Standardized Yield Without Sales Charge	After Sales Charge	Dividend Yield Without Sales Charge	After Sales Charge
Class A	1.37%	1.29%	9.87%	9.30%
Class B	0.53%	0.53%	9.02%	N/A
Class C	0.53%	0.53%	9.04%	N/A
Class M	1.39%	1.35%	9.92%	9.59%
Class N	0.76%	0.76%	9.40%	N/A

Total Return Information. "Total return" is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class will differ and are measured separately.

There are different types of "total returns." "Cumulative total return" measures the change in value over the entire period (for example, ten years). "Average annual total return" shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses the methodology prescribed by the SEC to calculate its standardized total returns.

In calculating the Fund's total returns, the following sales charges are applied unless the returns are shown at "net asset value" as described below:

  For Class A shares the current maximum sales charge of 5.75% as a percentage of the offering price is deducted from the initial investment ("P" in the formula below).
  For Class B shares, the CDSC for the applicable period is deducted: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.
  For Class C shares, the 1.0% CDSC is deducted for returns for the one-year period.
  For Class M shares, the current maximum sales charge of 3.25%, as a percentage of the offering price is deducted from the initial investment ("P" in the formula below)
  For Class N shares, the 1.0% CDSC is deducted for returns for the one-year period, and total returns for the periods prior to March 1, 2001 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

The Fund's returns are calculated based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formulas below) held for a number of years ("n" in the formulas)

  Average Annual Total Return. The "average annual total return" for each class is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends are reinvested, results in an Ending Redeemable Value ("ERV") according to the following formula:

  Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVD") according to the following formula:

  Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVDR") after taking into account the effect of capital gains taxes or capital loss tax benefits resulting from the redemption of the shares at the end of the period, each calculated using the highest federal individual capital gains tax rate in effect on the redemption date, according to the following formula:

  Cumulative Total Return. The "cumulative total return" measures the change in value of a hypothetical investment over an entire period of years using some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined according to the following formula:

  Total Returns at Net Asset Value. From time to time the Fund may also quote cumulative or average annual total returns for Class A, Class B, Class C, Class M or Class N shares "at net asset value" without deducting the front-end sales charge or CDSC, based on the difference in net asset value per share at the beginning and, taking into consideration the reinvestment of dividends and capital gains distributions, at the end of the specified period.
  Hypothetical Investment Accounts. Fund advertisements or sales literature may also, from time to time, include performance of a hypothetical investment account that includes the total return of shares of the Fund and other Oppenheimer funds as part of an illustration of an asset allocation model or similar presentation.

A number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
  The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
  When an investor's shares are redeemed, they may be worth more or less than their original cost.
  An investment in the Fund is not insured by the FDIC or any other government agency

Performance Data. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI.

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

The Fund's Total Returns for the Periods Ended 12/31/07
					Average Annual Total Returns
	10 Years or life of class, if less		1-Year		5-Years		10-Years or life of class, if less
Class of Shares	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge
Class A(1)	65.35%	75.43%	0.68%	6.81%	8.41%	9.70%	5.16%	5.78%
Class B(2)	67.40%	67.40%	1.04%	6.04%	8.58%	8.87%	5.29%	5.29%
Class C(3)	62.61%	62.61%	5.06%	6.06%	8.89%	8.89%	4.98%	4.98%
Class M(4)	65.10%	70.65%	3.38%	6.86%	8.93%	9.66%	5.14%	5.49%
Class N(5)	40.51%	40.51%	5.41%	6.41%	9.25%	9.25%	5.10%	5.10%

Average Annual Total Returns for Class M Shares (After Sales Charge) for the Periods Ended 12/31/07(4)
	1-Year	5-Year	10-Year (or life of class if less)
After Taxes on Distributions	2.01%	7.47%	3.08%
After Taxes on Distributions and Redemption of Fund Shares	2.20%	6.88%	3.16%

1. Inception of Class A: 05/01/95
2. Inception of Class B: 05/01/95
3. Inception of Class C: 03/11/96
4. Inception of Class M: 06/03/86
5. Inception of Class N: 03/01/01

Other Performance Comparisons. In its Annual Report to shareholders, the Fund compares its performance to that of one or more appropriate market indices. You can obtain that information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. The following are examples of some of those comparisons.

Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its share classes by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors and ranks the performance of regulated investment companies for various periods in categories based on investment styles. Lipper also publishes "peer-group" indices and averages of the performance of all mutual funds in particular categories.

Morningstar Ratings. From time to time the Fund may publish the "star ratings" of its classes of shares by Morningstar, Inc. ("Morningstar"), an independent mutual fund monitoring service that rates mutual funds within their specialized market sectors. Morningstar proprietary star ratings reflect risk-adjusted historical total investment returns for funds with at least a three-year performance history. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Morningstar rates the Fund among "foreign large growth" funds.

From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's or other similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar or the Fund's performance may be compared to the performance of various market indices, other investments, or averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services. The Fund's advertisements and sales literature may also include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions, for example:

  information about the performance of certain securities or commodities markets or segments of those markets, information about the performance of the economies of particular countries or regions, the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions, the availability of different types of securities or offerings of securities, information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent by third parties, including comparisons of investor services provided to shareholders of the Oppenheimer funds to those provided by other mutual fund families selected by the rating or ranking services. Those comparisons may be based on the opinions of the rating or ranking service itself, using its research or judgment, or may be based on surveys of investors, brokers, shareholders or others.

Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions, including certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits or instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix B of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the NYSE on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in certain securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the close of the principal market on which a security is traded, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager learns of the event and determines that the event is likely to cause a material change in the value of the security. The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations under those procedures to the Manager's "Valuation Committee". Fair value determinations by the Manager are subject to review, approval, ratification and confirmation by the Board at its next scheduled meeting after the fair valuations are determined.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Equity securities traded on a U.S. securities exchange are valued as follows:
  if "last sale" information is regularly reported on the principal exchange on which a security is traded, it is valued at the last reported sale price on that day, or if "last sale" information is not available on a valuation date, the security is valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date, or if "last sale" information is not available on a valuation date, and the last reported sale price for the security preceding the valuation date is not within the spread of the closing "bid" and "asked" prices on the valuation date, the security is valued at the closing "bid" price on the valuation date.
  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
  at the last sale price available to the pricing service approved by the Board, or at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded, or on the basis of reasonable inquiry, from two market makers in the security.
  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
  Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, the Manager may use pricing services approved by the Board when last sale information is not generally available. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Foreign currency, including forward contracts, is valued and securities that are denominated in foreign currency are converted to U.S. dollars, using the closing prices in the New York foreign exchange market on that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value.

Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board or by the Manager. If there were no sales on the valuation date, those investments are valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If the last sale price on the preceding trading day is not within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date, the value shall be the closing "bid" price. If the put, call or future is not traded on an exchange, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases the "bid" price may be used if no "asked" price is available.

When the Fund sells an option, an amount equal to the premium the Fund receives is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put sold by the Fund is exercised, the proceeds are increased by the premium received. If a call or put sold by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium that was paid by the Fund.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

Oppenheimer AMT-Free Municipals	Oppenheimer Transition 2025 Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Transition 2030 Fund
Oppenheimer Balanced Fund	Oppenheimer Transition 2040 Fund
Oppenheimer Baring China Fund	Oppenheimer Transition 2050 Fund
Oppenheimer Baring Japan Fund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Baring SMA International Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Core Bond Fund	Oppenheimer Portfolio Series:
Oppenheimer California Municipal Fund	Active Allocation Fund
Oppenheimer Capital Appreciation Fund	Equity Investor Fund
Oppenheimer Capital Income Fund	Conservative Investor Fund
Oppenheimer Champion Income Fund	Moderate Investor Fund
Oppenheimer Commodity Strategy Total Return Fund	Fixed Income Active Allocation Fund
Oppenheimer Convertible Securities Fund	Oppenheimer Principal Protected Main Street Fund
Oppenheimer Developing Markets Fund	Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Discovery Fund	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Dividend Growth Fund	Oppenheimer Quest Balanced Fund
Oppenheimer Emerging Growth Fund	Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Equity Fund, Inc.	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Real Estate Fund
Oppenheimer Global Fund	Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester National Municipals
Oppenheimer International Small Company Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Value Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Select Value Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Main Street Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Main Street Small Cap Fund	Oppenheimer SMA Core Bond Fund
Oppenheimer MidCap Fund	Oppenheimer SMA International Bond Fund
Oppenheimer LifeCycle Funds:	Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund	Oppenheimer U.S. Government Trust
Oppenheimer Transition 2015 Fund	Oppenheimer Value Fund
Oppenheimer Transition 2020 Fund	Limited-Term New York Municipal Fund
Rochester Fund Municipals

Money Market Funds:
Oppenheimer Cash Reserves	Centennial Government Trust
Oppenheimer Institutional Money Market Fund	Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.	Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust	Centennial Tax Exempt Trust

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C, Class M or Class N shares and the dividends payable on Class B, Class C, Class M or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C, Class M and Class N shares are subject. Although the Class M Plan permits the Fund to pay the Distributor a 0.50% asset-based sales charge annually, the Board has voluntarily set that payment to zero.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A and Class M shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A and Class M shares – to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C or Class M shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. Class M shares may not be purchased by a new investor.

Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

  Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B, Class C or Class M shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B, Class C and Class M shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent.

1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

6.By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Class A Shares Purchased with Proceeds from Certain Retirement Plans. Class A shares of the Fund may be purchased at net asset value with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. No sales concessions will be paid to the broker-dealer of record on sales of such Class A shares, whether or not they are subject to a CDSC as described in the Prospectus. Additionally, no concession will be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by a retirement plan for more than 18 months.

Availability of Class N Shares. In addition to the types of retirement plans which may purchase Class N shares that are described in the Prospectus, Class N shares also are offered to the following:

  to all rollover IRAs (including SEP IRAs and SIMPLE IRAs), to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
  to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, to all trustee-to-trustee IRA transfers,
  to all 90-24 type 403(b) transfers,
  to Group Retirement Plans (as defined in Appendix B to this SAI) which have entered into a special agreement with the Distributor for that purpose, to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor, to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more, to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets, to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

  purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds, on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the business day the Fund receives Federal Funds before the close of the NYSE. The proceeds of ACH transfers are normally received by the Fund three days after a transfer is initiated. If Federal Funds are received on a business day after the close of the NYSE, dividends will begin to accrue on the next regular business day. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I Want To," or call 1.888.470.0862 for instructions.

How to Sell Shares

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

  state the reason for the distribution;
  if the distribution is premature, state the owner's awareness of tax penalties; and
  conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares valued at $5,000 or more can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 30 days. If a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund as promptly as possible.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charges assessed on Class A and Class M share purchases, shareholders should usually not make additional Class A or Class M share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose Class B, Class C or Class N account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks once such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Balance Fee. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

  A fund account whose shares were acquired after September 30th of the prior year;
  A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to the Minimum Balance Fee;
  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I Want To," or call 1.888.470.0862 for instructions);
  A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
  Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs;
  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify Minimum Balance Fee in its discretion.

Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which an involuntary redemption may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the $500 minimum solely as a result of market fluctuations. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds without a sales charge if:

  An initial sales charge was paid on the redeemed Class A or Class M shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to Class C, Class N or Class Y shares or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

How to Exchange Shares

Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds or from a unit investment trust) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

As stated in the Prospectus, shares of a particular class of an Oppenheimer fund may be exchanged only for shares of another Oppenheimer fund of the same class. Shares of Oppenheimer funds that have a single class without a class designation are deemed to be "Class A" shares for this purpose. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI. As of the date of this SAI, all of the Oppenheimer funds offer Class A, B, C, N and Y shares for exchange except for the following:

The following funds only offer Class A shares:
Centennial California Tax Exempt Trust	Centennial New York Tax Exempt Trust
Centennial Government Trust	Centennial Tax Exempt Trust
Centennial Money Market Trust

The following funds do not offer Class N shares:
Limited Term New York Municipal Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester National Municipals
Oppenheimer Limited Term Municipal Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Money Market Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer New Jersey Municipal Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Principal Protected Main Street Fund II	Oppenheimer Senior Floating Rate Fund
Oppenheimer Pennsylvania Municipal Fund	Oppenheimer Rochester Fund Municipals

The following funds do not offer Class Y shares:
Limited Term New York Municipal Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Principal Protected Main Street Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Balanced Fund	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer California Municipal Fund	Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Capital Income Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Cash Reserves	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Convertible Securities Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Dividend Growth Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer National Municipals
Oppenheimer Institutional Money Market Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer New Jersey Municipal Fund

  Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
  Oppenheimer Global Value Fund only offers Class A and Class Y shares. Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the Distributor and by present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
  Oppenheimer Institutional Money Market Fund only offers Class E, Class L and Class P shares.
  Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds and may be acquired by exchange only by current Class M shareholders of Convertible Securities Fund and only for Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves.
  Shares of Oppenheimer International Small Company Fund may be acquired only by current shareholders of that fund.
  In most cases, shares of Oppenheimer Small- Mid-Cap Value Fund may be acquired only by current shareholders of that fund.
  Shares of Oppenheimer Principal Protected Main Street Fund may not be acquired, by exchange or otherwise, until after the expiration of the warranty period on August 5, 2010.
  Shares of Oppenheimer Principal Protected Main Street Fund II may not be acquired, by exchange or otherwise, until after the expiration of the warranty period on March 3, 2011.
  Shares of Oppenheimer Principal Protected Main Street Fund III may not be acquired, by exchange or otherwise, until after the expiration of the warranty period on December 16, 2011.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges. A CDSC is imposed on exchanges of shares in the following cases:

  The Class A CDSC is imposed on the redemption of Class A shares acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within 18 months measured from the beginning of the calendar month in which the exchanged Class A shares were purchased.
  The Class A CDSC is imposed on the redemption of Class A shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals acquired prior to October 22, 2007 by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within 24 months measured from the beginning of the calendar month in which the exchanged Class A shares were purchased.
  An Early Withdrawal Charge is imposed on Class A shares of Oppenheimer Senior Floating Rate Fund acquired by the exchange of Class A shares that are subject to a CDSC, if the acquired shares are repurchased before the expiration of the holding period that was applicable to the exchanged shares.
  The Class A CDSC is imposed on the redemption of Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within the holding period applicable to the exchanged Class A shares.
  The Class B CDSC is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged shares, except:

(1)With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund acquired by exchange, the Class B CDSC is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares. (2)With respect to Class B shares of Oppenheimer Cash Reserves acquired by the exchange of Class B shares of Oppenheimer Capital Preservation Fund, the Class B CDSC is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

  The Class C CDSC is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged shares.
  A 1% Class N CDSC will be imposed on Class N shares held in retirement plans (not including IRAs and 403(b) plans) if the retirement plan is terminated or if Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, if the shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.
  A 1% Class N CDSC will be imposed on Class N shares held in IRA's or 403(b) plans if they are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.

When Class B, Class C or Class N shares are exchanged, the priorities for the imposition of the CDSC described in "How To Buy Shares" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "How to Exchange Shares" in the Prospectus.

The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it determines that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B, Class C and Class N shares are expected to be lower than distributions on Class A shares and Class Y shares because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Whether they are reinvested in Fund shares or received in cash, distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

If a check representing a distribution payment is returned to the Transfer Agent by the Postal Service as undeliverable, the funds will be reinvested in shares of the Fund as promptly as possible.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code (the "IRC") as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the IRC. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends, capital gains and tax-exempt interest.

Even though the Fund expects to continue to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates, Any foreign withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and a penalty on distributions or gains from "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the IRC as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of securities of other issuers ("Other Issuers"), U.S. Government securities, securities of other RIC's and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. Government securities and the securities of other RIC's), (2) the securities of two or more issuers (other than the securities of other RIC's) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

Failure to Qualify. If the Fund failed to qualify as a RIC, it would then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions would qualify for the maximum 15% tax rate on dividend income (for taxable years beginning before 2011) and, in the case of corporations, they would qualify for the dividends-received deduction.

Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the IRC. These special tax rules may, among other things, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. Or part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

Certain positions in the Fund's portfolio may have to be "marked to market," (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from a PFIC distribution or the sale of PFIC shares is allocated to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and a penalty that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and penalties would reduce the investment return of the Fund.

If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which the IRC does not compel), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income a portion of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test and the excise tax mentioned above.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

Excise Tax on Regulated Investment Companies. Under the IRC, the Fund must pay an annual, non deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In a some years, the Board and the Manager may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce the amount available for shareholder distributions.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the IRC). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amounts will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital.

Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will be based on how much of that income the Fund earns for the entire taxable year rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

Distributions Derived from Dividends. For the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the IRC. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

Special rules also apply to regular dividends paid to a non corporate shareholder during the shareholder's taxable years beginning before 2011. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals (currently a maximum rate of 15%). Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends designated by the Fund as qualified dividend income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. It also includes dividends received with respect to the stock of a foreign corporation provided the stock is readily tradable on an established U.S. securities market. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and designated by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

  certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. Government, or its agencies and instrumentalities);
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly designated will be taxable to the Fund's shareholders as long-term capital gains, and in the case of non-corporate shareholders, will qualify for the maximum tax rate of 15% for taxable years beginning before 2011. The amount of distributions designated as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. Each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year can not exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the IRC apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

Taxation of Foreign Shareholders. Under the IRC, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income. "Foreign shareholders" include, but are not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

For taxable years of the Fund beginning before January 1, 2008, properly designated dividends are generally exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may designate some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Brown Brothers Harriman Co. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A1 shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  employee benefit plans3
  Group Retirement Plans4
  403(b)(7) custodial plan accounts
  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:

  Purchases of Class A shares aggregating $1 million or more.
  Purchases of Class A shares, prior to March 1, 2007, by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a CDSC prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A.Waivers of Initial and Contingent Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
  A unit investment trust that has entered into an appropriate agreement with the Distributor.
  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
  A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
  Effective March 1, 2007, purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a CDSC prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Strategic Income Fund may exchange.
  Purchases prior to June 15, 2008 by former shareholders of Oppenheimer Tremont Market Neutral Fund, LLC or Oppenheimer Tremont Opportunity Fund, LLC, directly from the proceeds from mandatory redemptions.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

2.Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.6
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.7
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
  Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
  Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.6
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.9
  On account of the participant's separation from service.10
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B and Class C shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Shares issued in plans of reorganization to which the Fund is a party.
  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and CDSC rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

  Oppenheimer Rising Dividends Fund, Inc.
  Oppenheimer Small- Mid- Cap Value Fund
  Oppenheimer Quest Balanced Fund
  Oppenheimer Quest International Value Fund, Inc.
  Oppenheimer Quest Opportunity Value Fund

These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund
  Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund
  Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund
  Quest for Value California Tax-Exempt Fund

All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and CDSCs described in this Appendix apply to shares of an Oppenheimer fund that are either:

  acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

Number of Eligible Employees or Members	Intial Sales Charge as a % of Offering Price	Initial Sales Charge as a % of Net Amount Invested	Concession as % of Offering Price
9 or fewer	2.50%	2.56%	2.00%
At least 10 but not more than 49	2.00%	2.04%	1.60%

For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A CDSC described in the applicable fund's Prospectus.

Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

  Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or CDSCs:
  Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
  Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
  Waiver of Class A CDSC in Certain Transactions. The Class A CDSC will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:
  Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the CDSC will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
  withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the CDSC will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
  redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
  withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

A shareholder's account will be credited with the amount of any CDSC paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

  Oppenheimer U. S. Government Trust,
  Oppenheimer Core Bond Fund,
  Oppenheimer Value Fund and

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

  Connecticut Mutual Liquid Account
  Connecticut Mutual Total Return Account
  Connecticut Mutual Government Securities Account
  CMIA LifeSpan Capital Appreciation Account
  Connecticut Mutual Income Account
  CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account
  CMIA Diversified Income Account

A. Prior Class A Contingent Deferred Sales Charge and Class A Sales Charge Waivers.

  Class A CDSC. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A CDSC that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% CDSC on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

Those shareholders who are eligible for the prior Class A CDSC are:

  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

  Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the CDSC will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

  by the estate of a deceased shareholder;
  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
  as tax-free returns of excess contributions to such retirement or employee benefit plans;
  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

  the Manager and its affiliates,
  present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees, registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose, dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications, dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Footnotes to Appendix A:

1	Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2

In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to CDSCs mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3

An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

4

The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.

5

However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

6	This provision does not apply to IRAs.
7	This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
8	The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9	This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
10	This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS – TAXABLE DEBT)

These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation; and
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it willbe treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likelyit will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Bond Fund Series:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund, (a portfolio of the Bond Fund Series), including the statement of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Denver, Colorado
February 12, 2008

STATEMENT OF INVESTMENTS December 31, 2007

	Principal Amount	Value

Convertible Corporate Bonds and Notes—64.8%

Consumer Discretionary—7.8%

Automobiles—1.3%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36[1]	$5,000,000	$4,993,750

Hotels, Restaurants & Leisure—2.1%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21	5,000,000	5,868,750

Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24	2,000,000	2,495,000

		8,363,750

Leisure Equipment & Products—0.4%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26	1,500,000	1,410,000

Media—3.3%
Lamar Advertising Co., 2.875% Cv. Sr. Unsec. Nts., 12/31/10	2,000,000	2,332,500

Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23	5,000,000	5,231,250

Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23	5,000,000	5,725,000

		13,288,750

Specialty Retail—0.7%
United Auto Group, Inc., 3.50% Cv. Sr. Sub. Nts., 4/1/26	3,000,000	2,977,500

Consumer Staples—4.0%

Beverages—1.5%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13	5,000,000	6,018,750

Food Products—1.2%
Archer-Daniels-Midland Co., 0.875% Cv. Sr. Unsec. Nts., 2/15/14	4,000,000	4,845,000

Personal Products—1.3%
Chattem, Inc.:
2% Cv. Sr. Nts., Series AI, 11/15/13[1]	2,500,000	3,575,000
2% Cv. Sr. Unsec. Unsub. Nts., 11/15/13	1,000,000	1,430,000

		5,005,000

Energy—6.3%

Energy Equipment & Services—4.7%
Cameron International Corp., 2.50% Cv. Sr. Unsec. Nts., 6/15/26[1]	4,000,000	6,180,000

Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23	2,000,000	4,947,500

Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37	7,000,000	7,656,250

		18,783,750

Oil, Gas & Consumable Fuels—1.6%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66	5,000,000	6,362,500

OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal Amount	Value

Financials—3.6%

Real Estate Investment Trusts—2.3%
Prologis Trust, 2.25% Cv. Sr. Unsec. Nts., 4/1/37[1]	$5,000,000	$4,950,000

Rayonier TRS Holdings, Inc., 3.75% Cv. Sr. Nts., 10/15/12[2]	4,000,000	4,202,480

		9,152,480

Real Estate Management & Development—0.9%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11[1]	4,000,000	3,760,800

Thrifts & Mortgage Finance—0.4%
Countrywide Financial Corp., 1.743% Cv. Sr. Nts., Series A, 4/15/37[1,3]	2,000,000	1,569,600

Health Care—14.9%

Biotechnology—3.7%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13[1]	4,000,000	3,535,000

Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23[1]	4,000,000	4,630,000

Gilead Sciences, Inc.:
0.50% Cv. Sr. Nts., 5/1/11[1]	3,000,000	3,960,000
0.50% Cv. Sr. Nts., 5/1/11	2,000,000	2,640,000

		14,765,000

Health Care Equipment & Supplies—4.2%
Beckman Coulter, Inc.:
2.50% Cv. Sr. Sub. Nts., 12/15/36[1]	3,000,000	3,498,750
2.50% Cv. Sr. Unsec. Nts., 12/15/36[1]	1,000,000	1,166,250

Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37[3]	4,000,000	4,345,000

Integra LifeSciences Holdings Corp., 2.375% Cv. Sr. Nts., 6/1/12[1]	2,000,000	1,827,500

Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11	5,500,000	5,898,750

		16,736,250

Life Sciences Tools & Services—1.6%
Fisher Scientific International, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts., 3/1/24	4,000,000	6,275,000

Pharmaceuticals—5.4%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26[1]	4,000,000	4,705,000

Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32	3,000,000	3,120,000

Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24
(cv. into ADRs of Teva Pharmaceutical Industries Ltd.)	5,000,000	6,287,500

Wyeth, 4.886% Cv. Sr. Unsec. Nts., 1/15/24[3]	7,000,000	7,420,280

		21,532,780

Industrials—10.7%

Aerospace & Defense—4.0%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11[1]	5,000,000	6,618,750

L-3 Communications Corp., 3% Cv. Sr. Unsec. Bonds, 8/1/35	4,000,000	4,855,000

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Value

Aerospace & Defense Continued
Lockheed Martin Corp., 4.619% Cv. Sr. Nts., 8/15/33[3]	$3,000,000	$4,421,400

		15,895,150

Airlines—0.8%
UAL Corp., 5% Cv. Bonds, 2/1/21	3,000,000	3,131,250

Commercial Services & Supplies—2.5%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27	4,000,000	4,480,000

Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26	5,000,000	5,581,250

		10,061,250

Construction & Engineering—0.7%
Quanta Services, Inc., 3.75% Cv. Sub. Nts., 4/30/26	2,000,000	2,730,000

Electrical Equipment—1.1%
General Cable Corp., 1% Cv. Sr. Nts., 10/15/12[1]	4,000,000	4,525,000

Machinery—1.6%
Danaher Corp., 1.121% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21[4]	5,000,000	6,387,500

SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06[1,5]	3,931,593	39,316
8.25% Cv. Sub. Nts., 12/31/06[2,5]	3,212,132	32,121

		6,458,937

Information Technology—12.6%

Communications Equipment—0.8%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable Securities,
5/15/23[4]	3,000,000	3,333,750

Computers & Peripherals—1.7%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11[1]	5,000,000	6,781,250

Internet Software & Services—1.0%
VeriSign, Inc., 3.25% Cv. Jr. Unsec. Sub. Debs., 8/15/37[1]	3,000,000	3,892,500

IT Services—1.9%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23	3,000,000	5,141,250

VeriFone Holdings, Inc., 1.375% Cv. Sr. Nts., 6/15/12[1]	3,000,000	2,587,500

		7,728,750

Semiconductors & Semiconductor Equipment—4.3%
Advanced Micro Devices, Inc., 6% Cv. Sr. Nts., 5/1/15[1]	4,000,000	2,865,000

Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv. into Agere
Systems, Inc., Cl. A common stock)	5,000,000	5,068,750

Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35[1]	4,000,000	4,335,000
2.95% Cv. Unsec. Sub. Debs., 12/15/35	2,000,000	2,167,500

Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Debs., 3/15/37[1]	3,000,000	2,595,000

		17,031,250

OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal Amount	Value

Software—2.9%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24	$3,000,000	$3,063,750

Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24	3,000,000	3,052,500

Symantec Corp., 0.75% Cv. Sr. Unsec. Nts., 6/15/11	5,000,000	5,237,500

		11,353,750

Materials—0.6%

Metals & Mining—0.6%
Newmont Mining Corp., 1.625% Cv. Sr. Nts., 7/15/17[1]	2,000,000	2,497,500

Telecommunication Services—2.2%

Diversified Telecommunication Services—0.7%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10	3,000,000	2,632,500

Wireless Telecommunication Services—1.5%
NII Holdings, Inc., 2.75% Cv. Sr. Unsec. Nts., 8/15/25	5,000,000	6,118,750

Utilities—2.1%

Multi-Utilities—2.1%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23	2,000,000	3,075,000

CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24	4,000,000	5,370,000

		8,445,000

Total Convertible Corporate Bonds and Notes (Cost $246,774,086)		258,457,247

	Shares

Preferred Stocks—23.6%

Consumer Discretionary—2.3%

Automobiles—1.7%
General Motors Corp.:
5.25% Cv. Sr. Unsec. Debs., Series B	200,000	3,872,000
6.25% Cv. Sr. Unsec. Debs., Series C, Non-Vtg.	150,000	2,935,500

		6,807,500

Media—0.6%
Interpublic Group of Cos., Inc. (The), 5.25% Cv. Unsec., Series B1	3,000	2,473,125

Consumer Staples—1.4%

Food Products—1.4%
Bunge Ltd., 5.125% Cv., Non-Vtg.[6]	5,000	5,492,650

Energy—3.5%

Oil, Gas & Consumable Fuels—3.5%
Chesapeake Energy Corp., 5% Cum. Cv., Non-Vtg.[1]	60,000	7,102,500

El Paso Corp., 4.99% Cv.	5,000	7,041,875

		14,144,375

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Financials—7.3%

Capital Markets—1.9%
Affiliated Managers Group, Inc., 5.10% Cv.[1]	120,000	$6,330,000

E*TRADE Financial Corp., 6.125% Cum. Cv.	200,000	1,134,000

		7,464,000

Diversified Financial Services—1.3%
CIT Group, Inc., 7.75% Cv. Non-Vtg.[6]	100,000	1,886,000

Citigroup Funding, Inc., 5.02% Cv., Series GNW	125,000	3,138,750

		5,024,750

Insurance—2.9%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock purchase
contract to purchase MetLife, Inc., Series A and Series B)[7]	200,000	6,118,000

Platinum Underwriters Holdings Ltd., 6% Cv., Series A	170,000	5,482,500

		11,600,500

Real Estate Investment Trusts—0.7%
Simon Property Group, Inc., 6% Cv., Non-Vtg.	40,000	2,861,600

Thrifts & Mortgage Finance—0.5%
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv., Units (each unit consists of one preferred stock and one warrant to purchase shares of
Washington Mutual, Inc.), Non-Vtg.[7]	75,000	2,118,750

Health Care—1.2%

Pharmaceuticals—1.2%
Schering-Plough Corp., 6% Cv.	20,000	4,829,000

Information Technology—1.0%

Communications Equipment—1.0%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.	5,000	4,040,100

Materials—2.7%

Chemicals—0.7%
Celanese Corp., 4.25% Cum. Cv.	50,000	2,727,000

Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.	40,000	6,036,800

Vale Capital Ltd., 5.50% Cv.	30,000	1,941,600

		7,978,400

Telecommunication Services—1.2%

Wireless Telecommunication Services—1.2%
Crown Castle International Corp., 6.25% Cv.	80,000	4,870,000

OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Shares	Value

Utilities—3.0%

Electric Utilities—1.5%
Entergy Corp., 7.625% Cv.	80,000	$5,740,000

Energy Traders—1.5%
NRG Energy, Inc., 5.75% Cv.	16,000	6,011,200

Total Preferred Stocks (Cost $91,311,533)		94,182,950

Common Stocks—4.6%
Altria Group, Inc.	60,000	4,534,800

AT&T, Inc.	100,000	4,156,000

General Electric Co.	120,000	4,448,400

Johnson & Johnson	80,000	5,336,000

SystemOne Technologies, Inc.[2,6]	197,142	7,886

Total Common Stocks (Cost $16,539,120)		18,483,086

Structured Securities—3.3%
Allegro Investment Corp. SA, Cv. Equity Linked Nts., 5.05%, Exp. 3/17/08
(linked to Comcast Corp. common stock)[2]	154,522	2,816,488

Goldman Sachs Group, Inc. (The), Cv. Equity Linked Nts., 7.10%, Exp. 2/6/08
(linked to Occidental Petroleum Corp. common stock)[2]	87,650	4,827,324

Merrill Lynch & Co., Inc., Redemption Linked Nts., 6.35%, Exp. 1/4/08
(linked to GlobalSantaFe Corp. common stock)[2]	82,342	5,647,014

Total Structured Securities (Cost $12,502,348)		13,290,826

Investment Companies—3.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.03%[8,9]
(Cost $13,392,345)	13,392,345	13,392,345

Total Investments, at Value (Cost $380,519,432)	99.7%	397,806,454

Other Assets Net of Liabilities	0.3	1,097,232

Net Assets	100.0%	$398,903,686

Industry classifications are unaudited.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $100,994,091 or 25.32% of the Fund’s net assets as of December 31, 2007.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $17,533,313, which represents 4.40% of the Fund’s net assets. See Note 6 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Issue is in default. See Note 1 of accompanying Notes.

6. Non-income producing security.

7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

8. Rate shown is the 7-day yield as of December 31, 2007.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2006	Gross Additions	Gross Reductions	Shares December 31, 2007

Oppenheimer Institutional
Money Market Fund, Cl. E	18,266,066	198,240,359	203,114,080	13,392,345

	Value	Dividend Income

Oppenheimer Institutional
Money Market Fund, Cl. E	$13,392,345	$900,651

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2007

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $367,127,087)	$384,414,109
Affiliated companies (cost $13,392,345)	13,392,345

397,806,454

Cash	622,175

Receivables and other assets:
Interest and dividends	1,558,327
Investments sold	1,260,861
Shares of beneficial interest sold	861,594
Other	34,920

Total assets	402,144,331

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	1,683,687
Investments purchased	1,106,737
Distribution and service plan fees	249,118
Trustees’ compensation	69,792
Transfer and shareholder servicing agent fees	58,197
Shareholder communications	47,594
Other	25,520

Total liabilities	3,240,645

Net Assets	$398,903,686

Composition of Net Assets
Paid-in capital	$440,282,724

Accumulated net investment loss	(6,564,828)

Accumulated net realized loss on investments	(52,101,232)

Net unrealized appreciation on investments	17,287,022

Net Assets	$398,903,686

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $246,064,446 and
16,894,648 shares of beneficial interest outstanding)	$14.56
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.45

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $30,276,554 and 2,075,636 shares
of beneficial interest outstanding)	$14.59

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $54,341,984 and 3,733,294 shares
of beneficial interest outstanding)	$14.56

Class M Shares:
Net asset value and redemption price per share (based on net assets of $64,582,589 and
4,437,188 shares of beneficial interest outstanding)	$14.55
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)	$15.04

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $3,638,113 and 249,812 shares of
beneficial interest outstanding)	$14.56

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2007

Investment Income
Dividends:
Unaffiliated companies	$6,332,066
Affiliated companies	900,651

Interest	4,771,556

Other income	4,293

Total investment income	12,008,566

Expenses
Management fees	2,080,425

Distribution and service plan fees:
Class A	590,439
Class B	356,963
Class C	565,972
Class M	162,897
Class N	24,015

Transfer and shareholder servicing agent fees:
Class A	335,559
Class B	58,340
Class C	94,234
Class M	70,839
Class N	10,161

Shareholder communications:
Class A	51,826
Class B	11,591
Class C	11,636
Class M	10,752
Class N	729

Accounting service fees	128,514

Trustees’ compensation	17,970

Custodian fees and expenses	5,412

Administration service fees	1,500

Other	112,251

Total expenses	4,702,025
Less reduction to custodian expenses	(1,758)
Less waivers and reimbursements of expenses	(17,204)

Net expenses	4,683,063

Net Investment Income	7,325,503

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	$32,903,695
Closing and expiration of option contracts written	26,042

Net realized gain	32,929,737

Net change in unrealized appreciation on investments	(12,516,234)

Net Increase in Net Assets Resulting from Operations	$27,739,006

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2007	2006

Operations
Net investment income	$7,325,503	$10,061,632

Net realized gain	32,929,737	29,135,185

Net change in unrealized appreciation	(12,516,234)	3,105,320

Net increase in net assets resulting from operations	27,739,006	42,302,137

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,495,882)	(7,800,060)
Class B	(974,454)	(1,112,118)
Class C	(1,672,970)	(1,396,887)
Class M	(2,579,241)	(2,400,470)
Class N	(138,724)	(244,472)

	(14,861,271)	(12,954,007)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,162,580)	(27,464,457)
Class B	(11,726,430)	(21,179,903)
Class C	(3,070,785)	(10,458,453)
Class M	(8,635,694)	(13,103,309)
Class N	(13,665,429)	13,889,747

	(38,260,918)	(58,316,375)

Net Assets
Total decrease	(25,383,183)	(28,968,245)

Beginning of period	424,286,869	453,255,114

End of period (including accumulated net investment loss of $6,564,828 and $2,420,816, respectively)	$398,903,686	$424,286,869

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2007	2006	2005	2004	2003

Per Share Operating Data
Net asset value, beginning of period	$14.16	$13.22	$13.63	$13.27	$11.29

Income (loss) from investment operations:
Net investment income	.29 [1]	.35 [1]	.35 [1]	.43 [1]	.56
Net realized and unrealized gain (loss)	.68	1.04	(.16)	.58	1.98

Total from investment operations	.97	1.39	.19	1.01	2.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(.45)	(.60)	(.65)	(.56)

Net asset value, end of period	$14.56	$14.16	$13.22	$13.63	$13.27

Total Return, at Net Asset Value[2]	6.81%	10.63%	1.50%	7.74%	22.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$246,064	$240,088	$251,033	$319,478	$310,641

Average net assets (in thousands)	$251,877	$239,978	$277,049	$321,729	$252,347

Ratios to average net assets:[3]
Net investment income	1.93%	2.57%	2.66%	3.24%	4.48%
Total expenses	0.95%[4]	0.95%[4]	0.97%	0.94%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.95%	0.96%	0.94%	0.94%

Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2007	0.95%
Year Ended December 31, 2006	0.95%

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class B Year Ended December 31,	2007	2006	2005	2004	2003

Per Share Operating Data
Net asset value, beginning of period	$14.18	$13.24	$13.65	$13.29	$11.30

Income (loss) from investment operations:
Net investment income	.17 [1]	.24 [1]	.24 [1]	.33 [1]	.43
Net realized and unrealized gain (loss)	.69	1.04	(.15)	.58	2.02

Total from investment operations	.86	1.28	.09	.91	2.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.34)	(.50)	(.55)	(.46)

Net asset value, end of period	$14.59	$14.18	$13.24	$13.65	$13.29

Total Return, at Net Asset Value[2]	6.04%	9.75%	0.68%	6.92%	22.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,277	$40,597	$58,483	$84,816	$133,058

Average net assets (in thousands)	$35,744	$47,985	$68,098	$102,670	$139,757

Ratios to average net assets:[3]
Net investment income	1.12%	1.74%	1.84%	2.47%	3.79%
Total expenses	1.76%[4,5,6]	1.75%[4,5]	1.79%[6]	1.75%[6]	1.74%[6,7]

Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2007	1.76%
Year Ended December 31, 2006	1.75%

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2007	2006	2005	2004	2003

Per Share Operating Data
Net asset value, beginning of period	$14.15	$13.21	$13.62	$13.27	$11.28

Income (loss) from investment operations:
Net investment income	.17 [1]	.24 [1]	.25 [1]	.33 [1]	.46
Net realized and unrealized gain (loss)	.69	1.04	(.16)	.57	1.99

Total from investment operations	.86	1.28	.09	.90	2.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.45)	(.34)	(.50)	(.55)	(.46)

Net asset value, end of period	$14.56	$14.15	$13.21	$13.62	$13.27

Total Return, at Net Asset Value[2]	6.06%	9.78%	0.72%	6.89%	22.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,342	$55,737	$62,231	$80,995	$82,149

Average net assets (in thousands)	$56,622	$57,353	$69,275	$82,470	$69,787

Ratios to average net assets:[3]
Net investment income	1.13%	1.77%	1.89%	2.48%	3.73%
Total expenses	1.75%[4,5,6]	1.74%[4,5]	1.74%[6]	1.70%[6]	1.70%[6,7]

Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2007	1.75%
Year Ended December 31, 2006	1.74%

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class M Year Ended December 31,	2007	2006	2005	2004	2003

Per Share Operating Data
Net asset value, beginning of period	$14.15	$13.21	$13.62	$13.27	$11.28

Income (loss) from investment operations:
Net investment income	.29 [1]	.36 [1]	.36 [1]	.43 [1]	.50
Net realized and unrealized gain (loss)	.68	1.03	(.16)	.57	2.00

Total from investment operations	.97	1.39	.20	1.00	2.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(.45)	(.61)	(.65)	(.51)

Net asset value, end of period	$14.55	$14.15	$13.21	$13.62	$13.27

Total Return, at Net Asset Value[2]	6.86%	10.68%	1.55%	7.69%	22.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,583	$70,996	$79,023	$100,877	$114,600

Average net assets (in thousands)	$69,305	$73,597	$86,969	$106,194	$110,337

Ratios to average net assets:[3]
Net investment income	1.96%	2.60%	2.72%	3.24%	4.16%
Total expenses	0.91%[4,5,6]	0.91%[4,5]	0.91%[6]	0.95%[6,7]	1.32%[6,7]

Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2007	0.91%
Year Ended December 31, 2006	0.91%

5. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended December 31,	2007	2006	2005	2004	2003

Per Share Operating Data
Net asset value, beginning of period	$14.16	$13.22	$13.63	$13.27	$11.29

Income (loss) from investment operations:
Net investment income	.23 [1]	.31 [1]	.28 [1]	.37 [1]	.49
Net realized and unrealized gain (loss)	.68	1.02	(.15)	.58	2.00

Total from investment operations	.91	1.33	.13	.95	2.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.51)	(.39)	(.54)	(.59)	(.51)

Net asset value, end of period	$14.56	$14.16	$13.22	$13.63	$13.27

Total Return, at Net Asset Value[2]	6.41%	10.19%	1.04%	7.31%	22.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,638	$16,869	$2,485	$2,131	$1,458

Average net assets (in thousands)	$4,767	$5,669	$2,378	$1,781	$743

Ratios to average net assets:[3]
Net investment income	1.51%	2.26%	2.17%	2.79%	3.87%
Total expenses	1.30%[4]	1.23%[4]	1.45%	1.37%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.30%	1.23%	1.43%	1.37%	1.35%

Portfolio turnover rate	56%	54%	50%	54%	61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2007	1.30%
Year Ended December 31, 2006	1.23%

See accompanying Notes to Financial Statements.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Convertible Securities Fund (the “Fund”), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

          The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but

OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued

after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2007, securities with an aggregate market value of $71,437, representing 0.02% of the Fund’s net assets, were in default.

Investments With Off-Balance Sheet Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1,2,3,4]	Net Unrealized Appreciation Based on Cost of Securities and Other Investments for Federal Income Tax Purposes

$1,655,431	$—	$51,277,651	$8,769,797

1. As of December 31, 2007, the Fund had $50,922,345 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforward were as follows:

Expiring

2010	$ 50,922,345

2. As of December 31, 2007, the Fund had $355,306 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended December 31, 2007, the Fund utilized $29,776,527 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2006, the Fund utilized $21,096,894 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued

Accordingly, the following amounts have been reclassified for December 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Accumulated Net Investment Loss	Increase to Accumulated Net Realized Loss on Investments

$ 3,391,756	$ 3,391,756

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006

Distributions paid from:
Ordinary income	$14,861,271	$12,954,007

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$389,036,657

Gross unrealized appreciation	$37,813,743
Gross unrealized depreciation	(29,043,946)

Net unrealized appreciation	$8,769,797

Trustees’ Compensation. On November 19, 2007, the Fund’s Board of Trustees voted to freeze participation in the retirement plan for the Board’s independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the year ended December 31, 2007, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$ 5,062
Payments Made to Retired Trustees	3,273
Accumulated Liability as December 31, 2007	58,337

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar

OPPENHEIMER CONVERTIBLE SECURITIES FUND

amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount

Class A
Sold	2,962,125	$44,055,334	2,318,909	$31,684,747
Dividends and/or distributions reinvested	529,518	7,822,229	444,736	6,153,926
Redeemed	(3,555,848)	(53,040,143)	(4,798,119)	(65,303,130)

Net decrease	(64,205)	$(1,162,580)	(2,034,474)	$(27,464,457)

Class B
Sold	220,539	$3,295,199	219,096	$2,994,379
Dividends and/or distributions reinvested	42,793	631,751	51,658	716,244
Redeemed	(1,050,913)	(15,653,380)	(1,825,531)	(24,890,526)

Net decrease	(787,581)	$(11,726,430)	(1,554,777)	$(21,179,903)

Class C
Sold	466,886	$6,963,246	363,323	$4,952,367
Dividends and/or distributions reinvested	81,687	1,203,053	71,329	988,545
Redeemed	(754,360)	(11,237,084)	(1,206,502)	(16,399,365)

Net decrease	(205,787)	$(3,070,785)	(771,850)	$(10,458,453)

Class M
Sold	35,567	$526,827	46,520	$635,319
Dividends and/or distributions reinvested	126,043	1,861,386	121,268	1,676,096
Redeemed	(742,555)	(11,023,907)	(1,132,431)	(15,414,724)

Net decrease	(580,945)	$(8,635,694)	(964,643)	$(13,103,309)

Class N
Sold	61,012	$930,385	1,037,870	$14,367,145
Dividends and/or distributions reinvested	8,441	124,258	16,642	234,685
Redeemed	(1,010,689)	(14,720,072)	(51,480)	(712,083)

Net increase (decrease)	(941,236)	$(13,665,429)	1,003,032	$13,889,747

OPPENHEIMER CONVERTIBLE SECURITIES FUND

3.Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended December 31, 2007, were as follows:

	Purchases	Sales

Investment securities	$214,874,921	$261,110,654

4.Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule for Sept. 1, 2007 to Dec. 31, 2007		Fee Schedule for Jan. 1, 2007 to Aug. 31, 2007

Up to $50 million	0.6250%	Up to $50 million	0.6250%
Next $250 million	0.5000	Next $250 million	0.5000
Next $700 million	0.4375	Over $300 million	0.4375
Over $1 billion	0.4200

Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2007, the Fund paid $128,519 to the Manager for accounting and pricing services.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $566,515 to OFS for services to the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in

OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

4. Fees and Other Transactions with Affiliates Continued

subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C, Class M and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund for all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plan at December 31, 2007 for Class B, Class C and Class N shares were $2,076,402, $2,821,260 and $164,298, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Year Ended	Class A Front-End Sales Charges Retained by Distributor	Class M Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor

December 31, 2007	$ 62,586	$ 768	$ —	$ 101,611	$ 1,581	$ 6

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

          The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended December 31, 2007, the Manager waived $17,204 for IMMF management fees.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

5.Option Activity

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

          Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

          Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

          The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

          Written option activity for the year ended December 31, 2007 was as follows:

	Call Options

	Number of Contracts	Amount of Premiums

Options outstanding as of
December 31, 2006	—	$—
Options written	1,000	249,042
Options closed or expired	(1,000)	(249,042)

Options outstanding as of
December 31, 2007	—	$—

6. Illiquid Securities

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

7. Recent Accounting Pronouncement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

Internet Website
www.oppenheimerfunds.com

Investment Adviser
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
Brown Brothers Harriman Co.
40 Water Street
Boston, MA 02109-3661

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

The Fund's SEC File No.: 811-4576 PX0345.001.0408

BOND FUND SERIES

OPPENHEIMER CONVERTIBLE SECURITIES FUND

FORM N-1/A

PART C

OTHER INFORMATION

Item 23. - Exhibits

(a) (i) Amended and Restated Agreement and Declaration of Trust as filed with the Commonwealth of Massachusetts on 2/8/95, as amended on 11/7/95: Previously filed with Registrant’s Post-Effective Amendment No. 15 (1/11/96), and incorporated herein by reference.

     (ii) Amendment to the Amended and Restated Agreement and Declaration of Trust dated 2/7/96: Previously filed with Registrant’s Post Effective Amendment No. 16 (3/5/96), and incorporated herein by reference.

     (iii) Amendment to the Amended and Restated Agreement and Declaration of Trust dated 6/17/97: Previously filed with Registrant’s Post Effective Amendment No. 21 (4/19/00), and incorporated herein by reference.

     (iv) Amendment to the Amended and Restated Agreement and Declaration of Trust dated 4/1/98: Previously filed with Registrant’s Post Effective Amendment No. 18 (4/28/98), and incorporated herein by reference.

     (v) Amendment to the Amended and Restated Agreement and Declaration of Trust dated 6/10/98: Previously filed with Registrant’s Post Effective Amendment No. 23 (2/01/01), and incorporated herein by reference.

     (vi) Amendment to the Amended and Restated Agreement and Declaration of Trust dated 1/12/06: Previously filed with Registrant’s Post Effective Amendment No. 30 (4/28/06) and incorporated herein by reference.

(b) (i) By-Laws dated 4/15/87: Previously filed with Registrant's Post-Effective Amendment (5/1/87), and incorporated herein by reference.

     (ii) Amendment No. 1 to By-Laws dated 7/22/98: Previously filed with Registrant’s Post-Effective Amendment No. 19 (3/1/99), and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant’s Post Effective Amendment No. 20 (4/28/99), and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant’s Post Effective Amendment No. 20 (4/28/99), and incorporated herein by reference.

     (iii) Specimen Class C Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant’s Post Effective Amendment No. 20 (4/28/99), and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant’s Post Effective Amendment No. 23 (2/1/01), and incorporated herein by reference.

     (v) Specimen Class M Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant’s Post Effective Amendment No. 20 (4/28/99), and incorporated herein by reference.

(d)	Amended and Restated Investment Advisory Agreement dated 9/1/07: Filed herewith.

(e)

(i) General Distributor's Agreement dated 1/4/96 with Oppenheimer Funds Distributor, Inc: Previously filed with Registrant's Post-Effective Amendment No. 15, 1/11/96, and incorporated herein by reference.

     (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

     (vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(f) (i) Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), ( 2/20/08), and incorporated herein by reference.

     (ii) Amended & Restated Retirement Plan for Non-Interested Trustees and Directors, effective 11/1/07: Previously filed with Post Effective Amendment No. 15 to the Registration Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (2/20/08), and incorporated herein by reference.

(g) (i) Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii) Amendment No. 1 dated 7/20/07 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

(h)	Not applicable.

(i)	(i) Opinion and Consent of Counsel dated 2/24/97: Previously filed with Registrant's Rule 24f-2 Notice (2/27/97) and incorporated herein by reference.

(j)	Independent Registered Public Accounting Firm’s Consent: Filed herewith.

(k)	Not applicable.

(l)	Form of Investment Letter from OppenheimerFunds, Inc. to Registrant dated 3/11/96: Previously filed with Registrant’s Post-Effective Amendment No. 16, (3/5/96), and incorporated herein by reference.

(m) (i) Amended and Restated Service Plan and Agreement for Class A shares dated 10/6/05: Previously filed with Registrant’s Post Effective Amendment No. 30 (4/28/06) and incorporated herein by reference.

     (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 10/6/05: Previously filed with Registrant’s Post Effective Amendment No. 30 (4/28/06) and incorporated herein by reference.

     (iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 10/6/05: Previously filed with Registrant’s Post Effective Amendment No. 30 (4/28/06) and incorporated herein by reference.

     (iv) Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated 10/6/05: Previously filed with Registrant’s Post Effective Amendment No. 30 (4/28/06) and incorporated herein by reference.

     (v) Amended and Restated Distribution and Service Plan and Agreement for Class M shares dated 10/6/05: Previously filed with Registrant’s Post Effective Amendment No. 30 (4/28/06) and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/29/07: Previously filed with the Initial Registration Statement of Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105), (9/14/07), and incorporated herein by reference.

(o) (i) Powers of Attorney for all Trustees/Directors and Principal Officers dated 4/4/05:

Previously filed with Registrant’s Post-Effective Amendment No. 29, (4/29/05), and incorporated herein by reference.

     (ii) Power of Attorney for David K. Downes dated 1/17/06: Previously filed with Post-Effective Amendment No. 54 to the Registration Statement of Oppenheimer Quest Value Fund, Inc. (Reg. No. 2-65223), 2/27/06, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105), (09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Timothy L. Abbuhl,	Treasurer of Centennial Asset Management Corporation; Vice President
Vice President	and Assistant Treasurer of OppenheimerFunds Distributor, Inc.

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Patrick Adams	None
Vice President

Robert Agan,	Senior Vice President of Shareholder Financial Services, Inc. and
Senior Vice President	Shareholders Services, Inc.; Vice President of OppenheimerFunds
Distributor, Inc., Centennial Asset Management Corporation and OFI
Private Investments Inc.

Carl Algermissen,	Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate
Counsel

Michael Amato,	None
Vice President

Nicole Andersen,	None
Assistant Vice President

Tracey Beck Apostolopoulos,	None
Assistant Vice President

Janette Aprilante,	Secretary (since December 2001) of: Centennial Asset Management
Vice President & Secretary	Corporation, OppenheimerFunds Distributor, Inc., HarbourView Asset
Management Corporation (since June 2003), Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder
Services, Inc., Trinity Investment Management Corporation (since
January 2005), OppenheimerFunds Legacy Program, OFI Private
Investments Inc. (since June 2003) and OFI Institutional Asset
Management, Inc. (since June 2003). Assistant Secretary of OFI Trust
Company (since December 2001).

Dmitri Artemiev	Formerly (until January 2007) Analyst/Developer at Fidelity
Assistant Vice President	Investments.

Hany S. Ayad,	None
Vice President

Paul Aynsley,	Formerly Vice President at Kepler Equities (December 2006 – February
Vice President	2008)

James F. Bailey,	Senior Vice President of Shareholder Services, Inc. (since March 2006).
Senior Vice President

Robert Baker,	None
Vice President

John Michael Banta,	None
Assistant Vice President

Michael Barnes,	None
Assistant Vice President

Adam Bass,	None
Assistant Vice President

Kevin Baum,	None
Vice President

Jeff Baumgartner,	None
Vice President

Marc Baylin,	Vice President of OFI Institutional Asset Management, Inc.
Vice President

Todd Becerra,	None
Assistant Vice President

Kathleen Beichert,	Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Gerald B. Bellamy,	Vice President (Sales Manager of the International Division) of OFI
Vice President	Institutional Asset Management, Inc.

Erik S. Berg,	None
Assistant Vice President

Emanuele Bergagnine,	Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President

Robert Bertucci,	None
Assistant Vice President:
Rochester Division

Rajeev Bhaman,	Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President

Craig Billings,	None
Vice President

Mark Binning,	None
Assistant Vice President

Robert J. Bishop,	Treasurer (since October 2003) of OppenheimerFunds Distributor, Inc.
Vice President	and Centennial Asset Management Corporation; Assistant Secretary of
Oppenheimer Acquisition Corp.

Julie Blanchard,	Formerly Fund Accounting Manager at OppenheimerFunds, Inc. (April
Assistant Vice President	2006 – February 2008).

Beth Bleimehl,	None
Assistant Vice President

Lisa I. Bloomberg,	Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Associate
Counsel

Veronika Boesch,	None
Vice President

Chad Boll,	None
Vice President

Antulio N. Bomfim,	None
Vice President

Michelle Borre Massick,	None
Vice President

Lori E. Bostrom,	Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Senior Counsel

David J. Bowers	Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President

John Boydell,	None
Vice President

Richard Britton,	Formerly CTO/Managing Director of IT Infrastructure at GMAC
Vice President	Residential Funding Corporation (October 2000 – October 2006).

Garrett C. Broadrup,	Formerly an Associate at Davis Polk & Wardwell (October 2002 –
Vice President & Assistant	October 2006).
Counsel

Michael Bromberg,	None
Assistant Vice President

Holly Broussard,	None
Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Roger Buckley,	Formerly Manager in Infrastructure (February 2006 – April 2006) and
Assistant Vice President	Manager in Finance (May 2006 – February 2008) at
OppenheimerFunds, Inc.

Stephanie Bullington,	None
Assistant Vice President

Paul Burke,	None
Vice President

Mark Burns,	None
Vice President

JoAnne Butler,	None
Assistant Vice President

Geoffrey Caan,	None
Vice President

Christine Calandrella,	Formerly Director of Empower Network (March 2007 – September
Assistant Vice President	2007); formerly HR Manager of Arrow Electronics, Inc. (June 1998 –
March 2007).

Dale William Campbell,	Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

Patrick Campbell,	Vice President of OppenheimerFunds Distributor, Inc., Shareholder
Vice President	Services, Inc. and Shareholder Financial Services, Inc.

Catherine Carroll,	None
Vice President

Debra Casey,	None
Vice President

Maria Castro,	None
Vice President

Lisa Chaffee,	None
Vice President

Ronald Chibnik,	None
Vice President

Patrick Sheng Chu,	None
Assistant Vice President

Brett Clark,	None
Vice President

Jennifer Clark,	Formerly Manager at OppenheimerFunds, Inc. (February 2006 –
Assistant Vice President	February 2008). Assistant Vice President at Shareholder Financial
Services, Inc., Shareholder Services, Inc., and OFI Private Investments
Inc.

H.C. Digby Clements,	None
Senior Vice President:
Rochester Division

Thomas Closs,	Formerly (until January 2007) Development Manager at
Assistant Vice President	OppenheimerFunds, Inc.

David Cole,	Formerly Manager at OppenheimerFunds, Inc (May 2006 – January
Assistant Vice President	2008 ).

Eric Compton,	None
Vice President

Gerald James Concepcion,	None.
Assistant Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Susan Cornwell,	Senior Vice President of Shareholder Financial Services, Inc. and
Senior Vice President	Shareholder Services, Inc.; Vice President of OppenheimerFunds
Distributor, Inc., Centennial Asset Management Corporation and
OppenheimerFunds Legacy Program.

Cheryl Corrigan,	None
Assistant Vice President

Belinda J. Cosper,	None
Assistant Vice President

Scott Cottier,	None
Vice President:
Rochester Division

Lauren Coulston,	None
Assistant Vice President

Terry Crady,	Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President

George Curry,	Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Julie C. Cusker,	None
Assistant Vice President:
Rochester Division

Kevin Dachille,	None
Vice President

Rushan Dagli,	Vice President of OFI Private Investments Inc., Shareholder Financial
Vice President	Services, Inc. and Shareholder Services, Inc.

John Damian,	None
Senior Vice President

Jason Davis,	Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

Robert Dawson,	None
Assistant Vice President

John Delano,	None
Vice President

Kendra Delisa,	Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

Damaris De Los Santos,	Formerly Senior Account Executive (July 2003 – February 2008).
Assistant Vice President

Richard Demarco,	None
Assistant Vice President

Craig P. Dinsell,	None
Executive Vice President

Randall C. Dishmon,	None
Vice President

Rebecca K. Dolan,	None
Vice President

Steven D. Dombrower,	Senior Vice President of OFI Private Investments Inc.; Vice President of
Vice President	OppenheimerFunds Distributor, Inc.

Sara Donahue,	Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President

Alicia Dopico,	Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Thomas Doyle,	None
Assistant Vice President

Bruce C. Dunbar,	None
Senior Vice President

Brian Dvorak,	None
Vice President

Richard Edmiston,	None
Vice President

A. Taylor Edwards,	None
Vice President & Assistant
Counsel

Venkat Eleswarapu,	None
Vice President

Daniel R. Engstrom,	None
Vice President

James Robert Erven,	None
Assistant Vice President

George R. Evans,	None
Senior Vice President & Director
of International Equities

Edward N. Everett,	None
Vice President

Kathy Faber,	None
Assistant Vice President

David Falicia,	Assistant Secretary (as of July 2004) of HarbourView Asset
Assistant Vice President	Management Corporation.

Rachel Fanopoulos,	Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President

Matthew Farkas,	None
Vice President and Assistant
Counsel

Kristie Feinberg,	Assistant Treasurer of Oppenheimer Acquisition Corp.
Vice President

William Ferguson,	Formerly Senior Marketing Manager at ETrade (June 2006 – January
Assistant Vice President	2007) and Senior Marketing Manager at Axa Financial (April 2000 –
June 2006).

Emmanuel Ferreira,	None
Vice President

Ronald H. Fielding,	Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI
Senior Vice President;	Mutual Insurance Company; Governor of St. John’s College; Chairman
Chairman of the Rochester	of the Board of Directors of International Museum of Photography at
Division	George Eastman House.

Bradley G. Finkle,	None
Vice President

Steven Fling,	None
Assistant Vice President

John E. Forrest,	Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

David Foxhoven,	Assistant Vice President of OppenheimerFunds Legacy Program; Vice
Senior Vice President	President of HarbourView Asset Management Corporation.

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Colleen M. Franca,	None
Vice President

Barbara Fraser,	Secretary of OFI Trust Company (since December 2007).
Vice President & Associate
Counsel

Dominic Freud,	None
Vice President

Hazem Gamal,	None
Vice President

Charles Gapay,	Formerly (as of January 2007) Help Desk Manager at
Assistant Vice President	OppenheimerFunds, Inc.

Seth Gelman,	None
Vice President

Timothy Gerlach,	None
Assistant Vice President

Phillip S. Gillespie,	None
Senior Vice President &
Assistant Secretary

Alan C. Gilston,	None
Vice President

Jacqueline Girvin-Harkins,	None
Assistant Vice President

Jill E. Glazerman,	None
Senior Vice President

Kevin Glenn,	Formerly Tax Manager at OppenheimerFunds, Inc. (December 2006 –
Assistant Vice President	February 2008).

Benjamin J. Gord,	Vice President of HarbourView Asset Management Corporation and of
Vice President	OFI Institutional Asset Management, Inc.

Raquel Granahan,	Senior Vice President of OFI Private Investments Inc.; Vice President of
Senior Vice President	OppenheimerFunds Distributor, Inc., and OppenheimerFunds Legacy
Program.

Robert B. Grill,	None
Senior Vice President

Carol Guttzeit,	None
Vice President

Marilyn Hall,	None
Vice President

Kelly Haney,	None
Assistant Vice President

Steve Hauenstein,	None
Assistant Vice President

Robert W. Hawkins,	None
Vice President & Assistant
Counsel

Thomas B. Hayes,	None
Vice President

Bradley Hebert,	Manager at OppenheimerFunds, Inc. (October 2004 – February 2008).
Assistant Vice President

Heidi Heikenfeld,	None
Assistant Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Annika Helgerson,	None
Assistant Vice President

Daniel Herrmann,	Vice President of OFI Private Investments Inc.
Vice President

Benjamin Hetrick,	Manager at AIM Investments (May 2001 – May 2006); Manager at
Assistant Vice President	OppenheimerFunds, Inc (May 2006 – December 2007).

Dennis Hess,	None
Vice President

Joseph Higgins,	Vice President of OFI Institutional Asset Management, Inc.
Vice President

Dorothy F. Hirshman,	None
Vice President

Daniel Hoelscher,	None
Assistant Vice President

Eivind Holte,	Formerly Vice President at U.S. Trust (June 2005 – October 2007)
Vice President

Brian Hourihan,	Assistant Secretary of Oppenheimer Real Asset Management, Inc.,
Vice President & Associate	HarbourView Asset Management Corporation, OFI Institutional Asset
Counsel	Management, Inc. (since April 2006) and Trinity Investment
Management Corporation.

Edward Hrybenko,	Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Jason Hubersberger,	None
Vice President

Kevin Andrew Huddleston,	None
Assistant Vice President

Scott T. Huebl,	Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President

Douglas Huffman,	None
Assistant Vice President

Margaret Hui,	None
Vice President

Dana Hunter,	None
Assistant Vice President

John Huttlin,	Senior Vice President (Director of the International Division) (since
Vice President	January 2004) of OFI Institutional Asset Management, Inc.; Director
(since June 2003) of OppenheimerFunds International Distributor
Limited.

James G. Hyland,	None
Assistant Vice President

Kelly Bridget Ireland,	None
Vice President

Kathleen T. Ives,	Vice President and Assistant Secretary of OppenheimerFunds
Vice President, Senior Counsel	Distributor, Inc. and Shareholder Services, Inc.; Assistant Secretary of
& Assistant Secretary	Centennial Asset Management Corporation, OppenheimerFunds Legacy
Program and Shareholder Financial Services, Inc.

William Jaume,	Senior Vice President of HarbourView Asset Management Corporation
Vice President	and OFI Institutional Asset Management, Inc.; Director of OFI Trust
Company.

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Frank V. Jennings,	None
Senior Vice President

John Jennings,	None
Vice President

Jin Jo,	Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President

Lisa Kadehjian,	None
Assistant Vice President

Charles Kandilis,	None
Assistant Vice President

Amee Kantesaria,	Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and	(May 2005-December 2006).
Assistant Counsel

Rezo Kanovich,	None
Assistant Vice President

Thomas W. Keffer,	Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

James Kennedy,	Formerly self-employed (December 2005 – September 2006).
Senior Vice President

Michael Keogh,	Vice President of OppenheimerFunds Distributor, Inc.
Vice President

John Kiernan,	None
Vice President & Marketing
Compliance Manager

Michael Kim,	None
Assistant Vice President

Audrey Kiszla,	Formerly Vice President at First Horizon Merchant Services (December
Vice President	2005- May 2006).

Lisa Klassen,	Vice President of OFI Private Investments Inc., Shareholder Financial
Vice President	Services, Inc. and Shareholder Financial Services, Inc.; Assistant Vice
President of OppenheimerFunds Legacy Program and
OppenheimerFunds Distributor, Inc.

Richard Knott,	President and Director of OppenheimerFunds Distributor, Inc.;
Executive Vice President	Executive Vice President of OFI Private Investments Inc.; Executive
Vice President & Director of Centennial Asset Management
Corporation.

Daniel Kohn,	None
Vice President

Martin S. Korn,	None
Senior Vice President

Tatyana Kosheleva,	Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President

Brian Kramer,	None
Vice President

S. Arthur Krause,	Formerly Product Manager of OppenheimerFunds, Inc. (as of January
Assistant Vice President	2007 ).

Alexander Kurinets,	None
Assistant Vice President

Gloria LaFond,	None
Assistant Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Lisa Lamentino,	None
Vice President

Tracey Lange,	Vice President of OppenheimerFunds Distributor, Inc. and OFI Private
Vice President	Investments Inc.

Jeffrey P. Lagarce,	President of OFI Institutional Asset Management, Inc. as of January
Senior Vice President	2005 .

John Latino,	None
Vice President

Gayle Leavitt,	None
Assistant Vice President

Christopher M. Leavy,	Senior Vice President of OFI Private Investments Inc., OFI Institutional
Senior Vice President	Asset Management, Inc., and Trinity Investment Management
Corporation

Randy Legg,	None
Vice President & Associate
Counsel

Laura Leitzinger,	Senior Vice President of Shareholder Services, Inc. and Shareholder
Senior Vice President	Financial Services, Inc.

Justin Leverenz,	None
Vice President

Michael S. Levine,	None
Vice President

Brian Levitt,	None
Vice President

Gang Li,	None
Vice President

Shanquan Li,	None
Vice President

Julie A. Libby,	Senior Vice President and Chief Operating Officer of OFI Private
Senior Vice President	Investments Inc.

Daniel Lifshey,	None
Assistant Vice President

Mitchell J. Lindauer,	None
Vice President & Assistant
General Counsel

Bill Linden,	None
Assistant Vice President

Malissa B. Lischin,	Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Justin Livengood,	None
Vice President

Christina Loftus,	None
Vice President

David P. Lolli,	None
Assistant Vice President

Ian Loughlin,	Formerly Financial Analysis Manager at OppenheimerFunds, Inc. (June
Assistant Vice President	2005 – Februar y 2008).

Daniel G. Loughran	None
Senior Vice President:
Rochester Division

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Patricia Lovett,	Vice President of Shareholder Financial Services, Inc. and Senior Vice
Senior Vice President	President of Shareholder Services, Inc.

Misha Lozovik,	None
Vice President

Dongyan Ma,	None
Assistant Vice President

Steve Macchia,	None
Vice President

Matthew Maley,	Formerly Operations Manager at Bear Stearns (June 2005 – February
Assistant Vice President	2008 ).

Daniel Martin,	None
Assistant Vice President

Jerry Mandzij,	None
Vice President

Angelo G. Manioudakis,	Senior Vice President of HarbourView Asset Management Corporation
Senior Vice President	and of OFI Institutional Asset Management, Inc.; Vice President of
Oppenheimer Real Asset Management, Inc.

Carolyn Maxson,	None
Assistant Vice President

William T. Mazzafro,	None
Vice President

Trudi McCanna,	None
Assistant Vice President

Neil McCarthy,	None
Vice President

Elizabeth McCormack,	Vice President and Assistant Secretary of HarbourView Asset
Vice President	Management Corporation.

John McCullough,	Formerly Relationship Management and Sales Representative at John
Vice President	Hancock Funds (April 2004 – April 2006).

Joseph McDonnell,	None
Vice President

Joseph McGovern,	None
Vice President

Charles L. McKenzie,	Chairman of the Board, Director, Chief Executive Officer and President
Senior Vice President	of OFI Trust Company; Chairman, Chief Executive Officer, Chief
Investment Officer and Director of OFI Institutional Asset Management,
Inc.; Chief Executive Officer, President, Senior Managing Director and
Director of HarbourView Asset Management Corporation; Chairman,
President and Director of Trinity Investment Management Corporation
and Vice President of Oppenheimer Real Asset Management, Inc.

William McNamara,	None
Assistant Vice President

Mary McNamee,	None
Vice President

Michael Medev,	None
Assistant Vice President

Lucienne Mercogliano,	None
Vice President

Jay Mewhirter,	None
Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Andrew J. Mika,	None
Senior Vice President

Jan Miller,	None
Assistant Vice President

Scott Miller,	Formerly Assistant Vice President at AXA Distributors, LLC (July 2005
Vice President	– February 2008).

Rejeev Mohammed,	None
Assistant Vice President

Nikolaos D. Monoyios,	Senior Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President

Sarah Morrison,	Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

Jill Mulcahy,	None
Vice President:
Rochester Division

John V. Murphy,	President and Management Director of Oppenheimer Acquisition Corp.;
Chairman, Chief	President and Director of Oppenheimer Real Asset Management, Inc.;
Executive Officer & Director	Chairman and Director of Shareholder Services, Inc. and Shareholder
Financial Services, Inc.; Director of OppenheimerFunds Distributor,
Inc., OFI Institutional Asset Management, Inc., Trinity Investment
Management Corporation, Tremont Group Holdings, Inc., HarbourView
Asset Management Corporation and OFI Private Investments Inc.;
Executive Vice President of Massachusetts Mutual Life Insurance
Company; Director of DLB Acquisition Corporation; a member of the
Investment Company Institute’s Board of Governors.

Meaghan Murphy,	None
Assistant Vice President

Suzanne Murphy,	Vice President of OFI Private Investments Inc.
Vice President

Thomas J. Murray,	None
Vice President

Christine Nasta,	Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Paul Newman,	None
Assistant Vice President

Richard Nichols,	None
Vice President

William Norman,	None
Assistant Vice President

James B. O’Connell,	None
Assistant Vice President

Matthew O’Donnell,	None
Vice President

Lisa Ogren,	Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

Tony Oh,	None
Assistant Vice President

John J. Okray,	None
Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Kristina Olson,	None
Vice President

Lerae A. Palumbo,	None
Assistant Vice President

Kathleen Patton,	Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President

David P. Pellegrino,	None
Senior Vice President

Allison C. Pells,	None
Assistant Vice President

Robert H. Pemble,	None
Vice President

Lori L. Penna,	None
Vice President

Brian Petersen,	Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President

Marmeline Petion-Midy,	None
Assistant Vice President

David Pfeffer,	Treasurer of Oppenheimer Acquisition Corp.; Senior Vice President of
Senior Vice President & Chief	HarbourView Asset Management Corporation since February 2004.
Financial Officer

James F. Phillips,	None
Senior Vice President

Gary Pilc,	None
Vice President

John Piper,	Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President

Jeaneen Pisarra,	None
Vice President

Nicolas Pisciotti,	None
Vice President

Christine Polak,	None
Vice President

Sergei Polevikov,	None
Assistant Vice President

Jeffrey Portnoy,	None
Assistant Vice President

David Preuss,	None
Assistant Vice President

Ellen Puckett,	None
Assistant Vice President

Jodi Pullman,	Formerly Product Manager at OppenheimerFunds, Inc. (January 2007 –
Assistant Vice President	February 2008); Senior Project Manager at OppenheimerFunds, Inc.
(March 2006 – January 2007).

Paul Quarles,	None
Assistant Vice President

Michael E. Quinn,	None
Vice President

Julie S. Radtke,	None
Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Timothy Raeke,	Formerly (as of July 2007) Vice President at MFS Investment
Assistant Vice President	Management.

Norma J. Rapini,	None
Assistant Vice President:
Rochester Division

Corry E. Read,	None
Assistant Vice President

Marc Reinganum,	None
Vice President

Jill Reiter,	None
Assistant Vice President

Jason Reuter,	Formerly Manager at OppenheimerFunds, Inc. (February 2006 –
Assistant Vice President	February 2008).

Eric Rhodes,	None
Assistant Vice President

Eric Richter,	Vice President of HarbourView Asset Management Corporation.
Vice President

Claire Ring,	None
Assistant Vice President

Grace Roberts,	None
Assistant Vice President

David Robertson,	Senior Vice President of OppenheimerFunds Distributor, Inc.; President
Senior Vice President	and Director of Centennial Asset Management Corporation.

Robert Robis,	None
Vice President

Antoinette Rodriguez,	None
Vice President

Lucille Rodriguez,	None
Assistant Vice President

Stacey Roode,	None
Senior Vice President

Jeffrey S. Rosen,	None
Vice President

Stacy Roth,	None
Vice President

Richard Royce,	None
Vice President

Adrienne Ruffle,	Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant
Counsel

Kim Russomanno,	None
Assistant Vice President

Gerald Rutledge,	None
Vice President

Julie Anne Ryan,	None
Vice President

Timothy Ryan,	None
Vice President

Matthew Torpey,	None
Assistant Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Rohit Sah,	None
Vice President

Gary Salerno,	Formerly (as of May 2007) Separate Account Business Liaison at
Assistant Vice President	OppenheimerFunds, Inc.

Valerie Sanders,	None
Vice President

Kurt Savallo,	Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President

Rudi W. Schadt,	None
Vice President

Mary Beth Schellhorn,	Formerly Human Resources Generalist at Misys Banking Systems
Assistant Vice President	(November 2000 – June 2006).

Ellen P. Schoenfeld,	None
Vice President

Kathleen Schmitz,	Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President	Formerly Fund Accounting Manager at OppenheimerFunds, Inc.
(November 2004 – February 2008).

Patrick Schneider,	Formerly Human Resources Manager at ADT Security Services
Assistant Vice President	(December 2001 – July 2006).

Scott A. Schwegel,	None
Assistant Vice President

Allan P. Sedmak,	None
Assistant Vice President

Jennifer L. Sexton,	Senior Vice President of OFI Private Investments Inc.
Vice President

Asutosh Shah,	None
Vice President

Kamal Shah,	None
Vice President

Navin Sharma,	None
Vice President

Tammy Sheffer,	None
Vice President

Mary Dugan Sheridan,	None
Vice President

Nicholas Sherwood,	Formerly Manager at OppenheimerFunds, Inc. (February 2006 –
Assistant Vice President	February 2008).

David C. Sitgreaves,	None
Assistant Vice President

Michael Skatrud,	Formerly (as of March 2007) Corporate Bond Analyst at Putnam
Assistant Vice President	Investments.

Enrique H. Smith,	None
Vice President

Kevin Smith,	None
Vice President

Paul Snogren	None
Assistant Vice President

Louis Sortino,	None
Vice President:
Rochester Division

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Keith J. Spencer,	None
Senior Vice President

Marco Antonio Spinar,	None
Assistant Vice President

Brett Stein,	Formerly Vice President of Client Services at XAware, Inc. (October
Vice President	2002 – Augus t 2006).

Richard A. Stein,	None
Vice President:
Rochester Division

Arthur P. Steinmetz,	Senior Vice President of HarbourView Asset Management Corporation;
Senior Vice President	Vice President of OFI Institutional Asset Management, Inc.

Jennifer Stevens,	None
Vice President

Benjamin Stewart,	None
Assistant Vice President

Peter Strzalkowski,	Vice President of HarbourView Asset Management, Inc. Formerly (as of
Vice President	August 2007) Founder/Managing Partner at Vector Capital
Management.

John P. Stoma,	Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

Amy Sullivan,	None
Assistant Vice President

Carole Sumption,	Formerly Vice President at Policy Studies, Inc. (July 2003 – April
Vice President	2007 ).

Michael Sussman,	Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Thomas Swaney,	Vice President of HarbourView Asset Management Corporation.
Vice President

Brian C. Szilagyi,	None
Assistant Vice President

Martin Telles,	Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

Charles Toomey,	None
Vice President

Vincent Toner,	None
Vice President

Melinda Trujillo,	Formerly Senior Manager at CoBank, ACB (January 2004 – April
Vice President	2006 ).

Leonid Tsvayg,	None
Assistant Vice President

Keith Tucker,	None
Vice President

Cameron Ullyatt,	None
Vice President

Angela Uttaro,	None
Assistant Vice President:
Rochester Division

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Mark S. Vandehey,	Vice President and Chief Compliance Officer of OppenheimerFunds
Senior Vice President & Chief	Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer	Shareholder Services, Inc.; Chief Compliance Officer of HarbourView
Asset Management Corporation, Real Asset Management, Inc.,
Shareholder Financial Services, Inc., Trinity Investment Management
Corporation, OppenheimerFunds Legacy Program, OFI Private
Investments Inc. and OFI Trust Company and OFI Institutional Asset
Management, Inc.

Maureen Van Norstrand,	None
Vice President

Nancy Vann,	None
Vice President & Associate
Counsel

Rene Vecka,	None
Assistant Vice President:
Rochester Division

Vincent Vermette,	Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Elaine Villas-Obusan,	None
Assistant Vice President

Ryan Virag,	None
Assistant Vice President

Jake Vogelaar,	None
Assistant Vice President

Phillip F. Vottiero,	None
Vice President

Mark Wachter,	Formerly Manager at OppenheimerFunds, Inc. (March 2005 – February
Vice President	2008 ).

Lisa Walsh,	None
Assistant Vice President

Darren Walsh,	President and Director of Shareholder Financial Services, Inc. and
Executive Vice President	Shareholder Services, Inc. Formerly General Manager and Senior Vice
President of Comverse (December 2005 – September 2006).

Richard Walsh,	Vice President of OFI Private Investments.
Vice President

Deborah Weaver,	None
Vice President

Jerry A. Webman,	Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President

Christopher D. Weiler,	None
Vice President:
Rochester Division

Barry D. Weiss,	Vice President of HarbourView Asset Management Corporation and of
Vice President	Centennial Asset Management Corporation.

Melissa Lynn Weiss,	None
Vice President & Senior Counsel

Christine Wells,	None
Vice President

Joseph J. Welsh,	Vice President of HarbourView Asset Management Corporation.
Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Catherine M. White,	Assistant Vice President of OppenheimerFunds Distributor, Inc.;
Assistant Vice President	member of the American Society of Pension Actuaries (ASPA) since
1995 .

Troy Willis,	None
Assistant Vice President,
Rochester Division

Mitchell Williams,	None
Vice President

Julie Wimer,	None
Assistant Vice President

Donna M. Winn,	President, Chief Executive Officer & Director of OFI Private
Senior Vice President	Investments Inc.; Director & President of OppenheimerFunds Legacy
Program; Senior Vice President of OppenheimerFunds Distributor, Inc.

Brian W. Wixted,	Treasurer of HarbourView Asset Management Corporation;
Senior Vice President &	OppenheimerFunds International Ltd., Oppenheimer Real Asset
Treasurer	Management, Inc., Shareholder Services, Inc., Shareholder Financial
Services, Inc., OFI Private Investments Inc., OFI Institutional Asset
Management, Inc., OppenheimerFunds plc and OppenheimerFunds
Legacy Program; Treasurer and Chief Financial Officer of OFI Trust
Company; Assistant Treasurer of Oppenheimer Acquisition Corp.

Carol E. Wolf,	Senior Vice President of HarbourView Asset Management Corporation
Senior Vice President	and of Centennial Asset Management Corporation; Vice President of
OFI Institutional Asset Management, Inc; serves on the Board of the
Colorado Ballet.

Meredith Wolff,	Vice President of OppenheimerFunds Distributor, Inc.
Vice President

Oliver Wolff,	None
Assistant Vice President

Kurt Wolfgruber,	Director of OppenheimerFunds Distributor, Inc., Director of Tremont
President, Chief Investment	Group Holdings, Inc., HarbourView Asset Management Corporation
Officer & Director	and OFI Institutional Asset Management, Inc. (since June 2003).
Management Director of Oppenheimer Acquisition Corp. (since
December 2005).

Caleb C. Wong,	None
Vice President

Edward C. Yoensky,	None
Assistant Vice President

Geoff Youell,	None
Assistant Vice President

Lucy Zachman,	None
Vice President

Name and Current Position
with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years

Robert G. Zack,	General Counsel of Centennial Asset Management Corporation; General
Executive Vice President &	Counsel and Director of OppenheimerFunds Distributor, Inc.; Senior
General Counsel	Vice President and General Counsel of HarbourView Asset
Management Corporation and OFI Institutional Asset Management,
Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI
Private Investments Inc.; Executive Vice President, General Counsel
and Director of OFI Trust Company; Director and Assistant Secretary of
OppenheimerFunds International Limited; Vice President, Secretary and
General Counsel of Oppenheimer Acquisition Corp.; Director and
Assistant Secretary of OppenheimerFunds International Distributor
Limited; Vice President of OppenheimerFunds Legacy Program; Vice
President and Director of Oppenheimer Partnership Holdings Inc.;
Director of OFI Institutional Asset Management, Ltd.

Anna Zatulovskaya,	None
Assistant Vice President

Mark D. Zavanelli,	Vice President of OFI Institutional Asset Management, Inc.
Vice President

Alex Zhou,	None
Assistant Vice President

Ronald Zibelli, Jr.	Formerly Managing Director and Small Cap Growth Team Leader at
Vice President	Merrill Lynch.

Arthur J. Zimmer,	Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President

The Oppenheimer Funds include the following:
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)

Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management

Corporation, and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson’s Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601, Central Tower, 28 Queen’s Road Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)	The directors and officers of the Registrant's principal underwriter are:

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

Timothy Abbhul (1)	Vice President and Treasurer	None

Robert Agan (1)	Vice President	None

Anthony Allocco (2)	Assistant Vice President	None

Janette Aprilante (2)	Secretary	None

Tracey Apostolopoulos (1)	Assistant Vice President	None

James Barker	Vice President	None
1723 W. Nelson Street
Chicago, IL 60657

Kathleen Beichert (1)	Senior Vice President	None

Rocco Benedetto (2)	Vice President	None

Thomas Beringer	Vice President	None

Rick Bettridge	Vice President	None
11504 Flowering Plum Lane
Highland, UT 84003

David A. Borrelli	Vice President	None
105 Black Calla Ct.
San Ramon, CA 94583

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

Jeffrey R. Botwinick	Vice President	None
4431 Twin Pines Drive
Manlius, NY 13104

Sarah Bourgraf (1)	Vice President	None

Bryan Bracchi	Vice President	None

Michelle Brennan (2)	Vice President	None

Joshua Broad (2)	Vice President	None

Kevin E. Brosmith	Senior Vice President	None
5 Deer Path
South Natlick, MA 01760

Jeffrey W. Bryan	Vice President	None
1048 Malaga Avenue
Coral Gables, FL 33134

Ross Burkstaller	Vice President	None
211 Tulane Drive SE
Albuquerque, NM 87106

Patrick Campbell (1)	Assistant Vice President	None

Robert Caruso	Vice President	None
15 Deforest Road
Wilton, CT 06897

Donelle Chisolm (2)	Assistant Vice President	None

Andrew Chonofsky	Vice President	None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

Angelanto Ciaglia (2)	Vice President	None

Melissa Clayton (2)	Assistant Vice President	None

Craig Colby (2)	Vice President	None

Rodney Constable (1)	Vice President	None

Susan Cornwell (1)	Vice President	None

Neev Crane	Vice President	None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

Michael Daley	Vice President	None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175

Fredrick Davis	Vice President	None
14431 SE 61st Street
Bellevue, WA 98006

John Davis (2)	Vice President	None

Stephen J. Demetrovits (2)	Vice President	None

Steven Dombrower	Vice President	None
13 Greenbrush Court
Greenlawn, NY 11740

George P. Dougherty	Vice President	None
328 Regency Drive
North Wales, PA 19454

Beth Arthur Du Toit (1)	Vice President	None

Kent M. Elwell	Vice President	None
35 Crown Terrace
Yardley, PA 19067

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

Gregg A. Everett	Vice President	None
4328 Auston Way
Palm Harbor, FL 34685-4017

George R. Fahey	Senior Vice President	None
9511 Silent Hills Lane
Lone Tree, CO 80124

Eric C. Fallon	Vice President	None
10 Worth Circle
Newton, MA 02458

James Fereday	Vice President	None

Joseph Fernandez	Vice President	None
1717 Richbourg Park Drive
Brentwood, TN 37027

Mark J. Ferro	Senior Vice President	None
104 Beach 221st Street
Breezy Point, NY 11697

Ronald H. Fielding (3)	Vice President	None

Eric P. Fishel	Vice President	None
725 Boston Post Rd., #12
Sudbury, MA 01776

Patrick W. Flynn	Senior Vice President	None
14083 East Fair Avenue
Englewood, CO 80111

John E. Forrest (2)	Senior Vice President	None

John (“J”) Fortuna (2)	Vice President	None

Jayme D. Fowler	Vice President	None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219

William Friebel	Vice President	None
2919 St. Albans Forest Circle
Glencoe, MO 63038

Alyson Frost (2)	Assistant Vice President	None

Richard Fuerman (2)	Vice President	None

Charlotte Gardner (1)	Vice President	None

Lucio Giliberti	Vice President	None
6 Cyndi Court
Flemington, NJ 08822

Michael Gottesman	Vice President	None
255 Westchester Way
Birmingham, MI 48009

Raquel Granahan (4)	Vice President	None

Ralph Grant	Senior Vice President	None
10 Boathouse Close
Mt. Pleasant, SC 29464

Kahle Greenfield (2)	Vice President	None

Robert Grill (2)	Senior Vice President	None

Eric Grossjung	Vice President	None
4002 N. 194th Street
Elkhorn, NE 68022

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

Michael D. Guman	Vice President	None
3913 Pleasant Avenue
Allentown, PA 18103

James E. Gunter	Vice President	None
603 Withers Circle
Wilmington, DE 19810

Garrett Harbron	Vice President	None
8895 Hillsboro Road
Valles Mines, MO 63087

Kevin J. Healy (2)	Vice President	None

Kenneth Henry (2)	Vice President	None

Wendy G. Hetson (2)	Vice President	None

Jennifer Hoelscher (1)	Assistant Vice President	None

William E. Hortz (2)	Vice President	None

Edward Hrybenko (2)	Vice President	None

Amy Huber (1)	Assistant Vice President	None

Brian F. Husch	Vice President	None
37 Hollow Road
Stonybrook, NY 11790

Patrick Hyland (2)	Assistant Vice President	None

Keith Hylind (2)	Vice President	None

Kathleen T. Ives (1)	Vice President & Assistant	Assistant Secretary
Secretary

Shonda Rae Jaquez (2)	Vice President	None

Eric K. Johnson	Vice President	None
8588 Colonial Drive
Lone Tree, CO 80124

Elyse Jurman	Vice President	None
5486 NW 42 Ave
Boca Raton, FL 33496

Matthew Kasa	Vice President	None
4250 Park Newport #302
Newport Beach, CA 92660

Thomas Keffer (2)	Senior Vice President	None

Michael Keogh (2)	Vice President	None

Brian Kiley (2)	Vice President	None

Lisa Klassen (1)	Vice President	None

Richard Klein	Senior Vice President	None
4820 Fremont Avenue South
Minneapolis, MN 55419

Richard Knott (1)	President and Director	None

Brent A. Krantz	Senior Vice President	None
61500 Tam McArthur Loop
Bend, OR 97702

Eric Kristenson (2)	Vice President	None

David T. Kuzia	Vice President	None
10258 S. Dowling Way
Highlands Ranch, CO 80126

Tracey Lange (2)	Vice President	None

Jesse Levitt (2)	Assistant Vice President	None

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

Julie Libby (2)	Senior Vice President	None

Eric J. Liberman	Vice President	None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

Malissa Lischin (2)	Assistant Vice President	None

Christina Loftus (2)	Vice President	None

Thomas Loncar	Vice President	None
1401 North Taft Street, Apt. 726
Arlington, VA 22201

Peter Maddox (2)	Vice President	None

Michael Malik	Vice President	None
546 Idylberry Road
San Rafael, CA 94903

Steven C. Manns	Vice President	None
1627 N. Hermitage Avenue
Chicago, IL 60622

Todd A. Marion	Vice President	None
24 Midland Avenue
Cold Spring Harbor, NY 11724

LuAnn Mascia (2)	Vice President	None

Michael McDonald	Vice President	None
11749 S Cormorant Circle
Parker, CO 80134

John C. McDonough	Senior Vice President	None
533 Valley Road
New Canaan, CT 06840

Kent C. McGowan	Vice President	None
9510 190th Place SW
Edmonds, WA 98020

Brian F. Medina	Vice President	None
3009 Irving Street
Denver, CO 80211

William Meerman	Vice President	None
4939 Stonehaven Drive
Columbus, OH 43220

Saul Mendoza	Vice President	None
503 Vincinda Crest Way
Tampa FL 33619

Mark Mezzanotte	Vice President	None
16 Cullen Way
Exeter, NH 03833

Matthew L. Michaelson	Vice President	None
1250 W. Grace, #3R
Chicago, IL 60613

Noah Miller (1)	Vice President	None

Clint Modler (1)	Vice President	None

Robert Moser	Vice President	None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

David W. Mountford	Vice President	None
7820 Banyan Terrace
Tamarac, FL 33321

Gzim Muja	Vice President	None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

Matthew Mulcahy (2)	Vice President	None

Wendy Jean Murray	Vice President	None
32 Carolin Road
Upper Montclair, NJ 07043

John S. Napier	Vice President	None
17 Hillcrest Ave.
Darien, CT 06820

Christina Nasta (2)	Vice President	None

Kevin P. Neznek (2)	Vice President	None

Christopher Nicholson (2)	Vice President	None

Bradford G. Norford	Vice President	None
5095 Lahinch Ct.
Westerville, OH 43082

Alan Panzer	Vice President	None
6755 Ridge Mill Lane
Atlanta, GA 30328

Maria Paster (2)	Assistant Vice President	None

Donald Pawluk (2)	Vice President	None

Brian C. Perkes	Vice President	None
6 Lawton Ct.
Frisco, TX 75034

Wayne Perry	Vice President	None
3900 Fairfax Drive Apt 813
Arlington, VA 22203

Charles K. Pettit (2)	Vice President	None

Aaron Pisani (1)	Vice President	None

Rachel Powers	Vice President	None

Nicole Pretzel	Vice President	None

Minnie Ra	Vice President	None
100 Dolores Street, #203
Carmel, CA 93923

Dusting Raring	Vice President	None
27 Blakemore Drive
Ladera Ranch, CA 92797

Michael A. Raso	Vice President	None
3 Vine Place
Larchmont, NY 10538

Richard E. Rath	Vice President	None
46 Mt. Vernon Ave.
Alexandria, VA 22301

Ramsey Rayan (2)	Vice President	None

William J. Raynor (5)	Vice President	None

Corry Read (2)	Vice President	None

Ruxandra Risko (2)	Vice President	None

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

David R. Robertson (2)	Senior Vice President	None

Ian M. Roche	Vice President	None
7070 Bramshill Circle
Bainbridge, OH 44023

Michael Rock	Vice President	None
9016 Stourbridge Drive
Huntersville, NC 28078

Thomas Sabow	Vice President	None
6617 Southcrest Drive
Edina, MN 55435

John Saunders	Vice President	None
2251 Chantilly Ave.
Winter Park, FL 32789

Thomas Schmitt	Vice President	None
40 Rockcrest Rd
Manhasset, NY 11030

William Schories	Vice President	None
3 Hill Street
Hazlet, NJ 07730

Jennifer Sexton (2)	Vice President	None

Eric Sharp	Vice President	None
862 McNeill Circle
Woodland, CA 95695

Debbie A. Simon	Vice President	None
55 E. Erie St., #4404
Chicago, IL 60611

Bryant Smith	Vice President	None

Christopher M. Spencer	Vice President	None
2353 W 118th Terrace
Leawood, KS 66211

John A. Spensley	Vice President	None
375 Mallard Court
Carmel, IN 46032

Michael Staples	Vice President	None
4255 Jefferson St Apt 328
Kansas City, MO 64111

Alfred St. John (2)	Vice President	None

Bryan Stein	Vice President	None
8 Longwood Rd.
Voorhees, NJ 08043

John Stoma (2)	Senior Vice President	None

Wayne Strauss (3)	Assistant Vice President	None

Brian C. Summe	Vice President	None
2479 Legends Way
Crestview Hills, KY 41017

Michael Sussman (2)	Vice President	None

George T. Sweeney	Senior Vice President	None
5 Smokehouse Lane
Hummelstown, PA 17036

James Taylor (2)	Assistant Vice President	None

Name & Principal	Position & Office	Position and Office
Business Address	with Underwriter	with Registrant

Martin Telles (2)	Senior Vice President	None

Paul Temple (2)	Vice President	None

Troy Testa	Vice President	None

David G. Thomas	Vice President	None
16628 Elk Run Court
Leesburg, VA 20176

Mark S. Vandehey (1)	Vice President and Chief	Vice President and Chief
	Compliance Officer	Compliance Officer

Vincent Vermete (2)	Vice President	None

Kenneth Lediard Ward	Vice President	None
1400 Cottonwood Valley Circle N.
Irving, TX 75038

Teresa Ward (1)	Vice President	None

Janeanne Weickum (1)	Vice President	None

Michael J. Weigner	Vice President	None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise	Vice President	None
3249 Earlmar Drive
Los Angeles, CA 90064

Chris G. Werner	Vice President	None
98 Crown Point Place
Castle Rock, CO 80108

Catherine White (2)	Assistant Vice President	None

Ryan Wilde (1)	Vice President	None

Julie Wimer (2)	Assistant Vice President	None

Donna Winn (2)	Senior Vice President	None

Peter Winters	Vice President	None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

Patrick Wisneski (1)	Vice President	None

Kurt Wolfgruber (2)	Director	None

Meredith Wolff (2)	Vice President	None

Michelle Wood (2)	Vice President	None

Cary Patrick Wozniak	Vice President	None
18808 Bravata Court
San Diego, CA 92128

John Charles Young	Vice President	None
3914 Southwestern
Houston, TX 77005

Jill Zachman (2)	Vice President	None

Robert G. Zack (2)	General Counsel & Director	Secretary

Steven Zito (1)	Vice President	None

(1)	6803 South Tucson Way, Centennial, CO 80112-3924

(2)	Two World Financial Center, 225 Liberty Street, 11 th Floor, New York, NY 10281-1008

(3)	350 Linden Oaks, Rochester, NY 14623

(4)	555 Theodore Fremd Avenue, Rye, NY 10580

(5)	Independence Wharf, 470 Atlantic Avenue, 11 th Floor, Boston, MA 02210

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of April, 2008.

Bond Fund Series, on behalf of its series,
Oppenheimer Convertible Securities Fund

By:	John V. Murphy*

John V. Murphy, President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Thomas W. Courtney*	Chairman of the	April 29, 2008

Thomas W. Courtney	Board of Trustees

John V. Murphy*	President, Principal	April 29, 2008

John V. Murphy	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	April 29, 2008

Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	April 29, 2008

David K. Downes

John Cannon*	Trustee	April 29, 2008

John Cannon

Robert G. Galli*	Trustee	April 29, 2008

Robert G. Galli

Lacy B. Herrmann*	Trustee	April 29, 2008

Lacy B. Herrmann

Brian F. Wruble*	Trustee	April 29, 2008

Brian F. Wruble

*By: /s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

BOND FUND SERIES
OPPENHEIMER CONVERTIBLE SECURITIES FUND

Registration No. 33-3076

Post-Effective Amendment No. 32

EXHIBIT INDEX

Exhibit No.	Description

23 (d)	Amended and Restated Investment Advisory Agreement dated 9/1/07

23 (j)	Independent Registered Public Accounting Firm’s Consent